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x INSURANCE FUNDS X
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                                                         RUSSELL INSURANCE FUNDS


2000 Semiannual Report


MULTI-STYLE EQUITY FUND

AGGRESSIVE EQUITY FUND

NON-US FUND

CORE BOND FUND

REAL ESTATE SECURITIES FUND





JUNE 30, 2000



                                                         [LOGO OF FRANK RUSSELL]

                      RUSSELL INSURANCE FUNDS

                      Russell Insurance Funds is a
                      "series mutual fund" with five
                      different investment portfolios.
                      These financial statements report
                      on five Funds, each of which has
                      distinct investment objectives and
                      strategies.


                      FRANK RUSSELL INVESTMENT
                      MANAGEMENT COMPANY

                      Responsible for overall management
                      and administration of the Funds.


                      FRANK RUSSELL COMPANY

                      Consultant to Frank Russell
                      Investment Management Company.

                             RUSSELL INSURANCE FUNDS

                                SEMIANNUAL REPORT

                            JUNE 30, 2000 (UNAUDITED)


                                TABLE OF CONTENTS

                                                                           Page

Multi-Style Equity Fund .................................................    2

Aggressive Equity Fund ..................................................   14

Non-US Fund .............................................................   30

Core Bond Fund ..........................................................   42

Real Estate Securities Fund .............................................   54

Notes to Financial Statements ...........................................   60

Manager, Money Managers and Service Providers ...........................   67



RUSSELL INSURANCE FUNDS

Copyright (C) Frank Russell Company 2000. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. This material must be accompanied or preceded by a current Russell Insurance Funds' Prospectus containing complete information concerning the investment objectives and operations of the Funds, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Russell Insurance Funds.

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS

                                                       June 30, 2000 (Unaudited)

                                                                      MARKET
                                                      NUMBER          VALUE
                                                        OF            (000)
                                                      SHARES            $
                                                     --------        --------
COMMON STOCKS - 94.8%
AUTO AND TRANSPORTATION - 2.1%
Airborne Freight Corp.                                  300              6
AMR Corp. (a)                                         5,500            145
Arvin Industries, Inc.                                  100              2
AutoZone, Inc. (a)                                    1,100             24
Bandag, Inc.                                            400             10
Boeing Co. (The)                                     20,500            857
Borg-Warner Automotive, Inc.                            800             28
Burlington Northern, Inc.                            13,500            310
CNF Transportation, Inc.                                600             14
Cooper Tire & Rubber Co.                              1,700             19
Dana Corp.                                            1,300             28
Delphi Automotive Systems Corp.                      10,732            156
Delta Air Lines, Inc.                                10,200            516
Eaton Corp.                                           5,100            342
FedEx Corp. (a)                                       3,200            122
Ford Motor Co.                                       23,800          1,023
GATX Corp.                                              500             17
General Motors Corp.                                 16,748            972
Genuine Parts Co.                                     1,300             26
Hertz Corp. Class A                                   2,700             76
Hunt (JB) Transportation
 Services, Inc.                                       1,800             28
Lear Corp. (a)                                        1,200             24
Meritor Automotive, Inc.                              4,000             44
PACCAR, Inc.                                          3,800            151
Ryder System, Inc.                                      100              2
Southwest Airlines Co.                                1,500             28
Trinity Industries, Inc.                                200              4
TRW, Inc.                                             1,400             61
UAL Corp.                                             7,500            436
Union Pacific Corp.                                   7,100            263
Visteon Corp. New (a)                                 3,116             37
                                                                ----------
                                                                     5,771
                                                                ----------

CONSUMER DISCRETIONARY - 9.9%
Abercrombie & Fitch Co. Class A (a)                     900             11
AC Nielsen Corp. (a)                                  2,100             46
Alberto Culver Co. Class B                            1,000             31
AMFM, Inc. (a)                                        4,200            290
AT&T Corp. - Liberty Media Group Class A (a)         92,800          2,250
Avon Products, Inc.                                   4,000            178
Banta Corp.                                           1,200             23
Best Buy Co.                                            300             19
BJ's Wholesale Club, Inc. (a)                         1,400             46
Brinker International, Inc.  (a)                      2,100             61
Brunswick Corp.                                       4,100             68
Callaway Golf Co.                                     2,000             33
Carnival Corp.                                          300              6
Cendant Corp.                                         3,400             48
Circuit City Stores - Circuit
 City Group                                           1,400             46
Clear Channel Communications, Inc. (a)               11,720            879
Darden Restaurants, Inc.                              3,700             60
Delhaize America, Inc.                                2,700             48
Disney (Walt) Co.                                    71,100          2,760
Donnelley (R.R.) & Sons Co.                           6,000            135
Eastman Kodak Co.                                    13,400            797
EchoStar Communications Corp.
 Class A                                                500             17
Energizer Holdings, Inc. (a)                          2,200             40
Federated Department Stores, Inc. (a)                 8,200            277
Fluor Corp.                                           2,500             79
Fortune Brands, Inc.                                  2,200             51
Furniture Brands International, Inc.                    400              6
Gannett Co., Inc.                                     6,600            395
Gap, Inc.                                             8,500            266
Harrah's Entertainment, Inc. (a)                      3,400             71
Hasbro, Inc.                                          2,400             36
Home Depot, Inc. (The)                               42,450          2,120
Houghton Mifflin Co.                                    700             33
Infinity Broadcasting Corp.
 Class A                                                600             22
Interpublic Group Cos., Inc.                          2,300             99
JC Penney & Co., Inc.                                   600             11
Kelly Services, Inc. Class A                            200              5
Kmart Corp.                                           5,300             36
Knight-Ridder, Inc.                                  12,800            681
Kohl's Corp. (a)                                     25,300          1,407
Lancaster Colony Corp.                                  300              6
Land's End, Inc.                                        600             20
Leggett & Platt, Inc.                                   300              5
Limited, Inc. (The)                                  11,600            251
Liz Claiborne, Inc.                                   2,200             78
Lowe's Cos., Inc.                                    14,600            600
Manpower, Inc.                                        1,700             54
May Department Stores Co.                             8,700            209
Maytag Corp.                                            200              7
McDonald's Corp.                                      6,800            224
McGraw-Hill, Inc.                                     1,300             70
MediaOne Group, Inc. (a)                             20,800          1,379
MGM Grand, Inc.                                       1,200             39
Neiman Marcus Group, Inc. (The)
 Class A (a)                                            600             18
New York Times Co. Class A                            5,800            229
Newell Rubbermaid, Inc.                               1,000             26
NIKE, Inc. Class B                                      800             32
Office Depot, Inc.                                      200              1
Omnicom Group, Inc.                                   1,300            116
PanAmSat Corp.                                          300             13

2 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

                                                       June 30, 2000 (Unaudited)

                                                               MARKET
                                                 NUMBER         VALUE
                                                   OF           (000)
                                                 SHARES           $
                                                --------       --------

Park Place Entertainment Corp. (a)               8,800            107
Payless ShoeSource, Inc.                         1,000             51
Pittston Brink's Group                           1,300             18
Reebok International, Ltd. (a)                     300              5
Robert Half International, Inc. (a)              9,100            259
Ross Stores, Inc.                                  800             14
Russell Corp.                                      600             12
SABRE Group Holdings, Inc. (The), Class A        3,100             88
Saks, Inc.                                       1,300             14
Sears Roebuck & Co.                             12,100            395
Shaw Industries, Inc.                            1,700             21
Stanley Works (The)                              2,500             59
Starwood Hotels & Resorts
 Worldwide, Inc.                                10,400            339
Target Corp.                                     3,300            191
Time Warner, Inc.                               14,600          1,110
Toys "R" Us, Inc. (a)                            4,300             63
Tribune Co.                                      3,900            137
Tricon Global Restaurants, Inc.                  1,900             54
Tupperware Corp.                                 1,800             40
UnitedGlobalCom, Inc. Class A                      400             19
Univision Communications, Inc.
 Class A (a)                                     4,200            435
USA Networks, Inc. (a)                          23,500            508
Valassis Communications, Inc. (a)                  600             23
Venator Group, Inc. (a)                         11,100            114
Viacom, Inc. Class B (a)                        35,164          2,398
Viad Corp.                                         200              5
Wal-Mart Stores, Inc.                           54,670          3,150
Wallace Computer Services, Inc.                  2,000             19
Wendy's International, Inc.                      3,500             61
Westwood One, Inc.  (a)                            400             13
Whirlpool Corp.                                  7,100            330
Zale Corp. (a)                                  14,900            543
                                                           ----------
                                                               27,459
                                                           ----------

CONSUMER STAPLES - 4.4%
Albertson's, Inc.                                2,700             90
Anheuser-Busch Cos., Inc.                        9,900            739
Bestfoods                                        4,000            277
Campbell Soup Co.                                1,800             52
Clorox Co. (The)                                 1,500             67
Coca-Cola Co. (The)                             23,070          1,325
Coca-Cola Enterprises, Inc.                        100              2
Colgate-Palmolive Co.                           23,600          1,413
ConAgra, Inc.                                   10,500            200
Coors (Adolph) Co. Class B                       1,500             91
Dreyers Grand Ice Cream, Inc.                      200              4
General Mills, Inc.                              3,300            126
Gillette Co. (The)                               1,500             52
Hannaford Brothers Co.                             300             22
Heinz (H.J.) Co.                                 4,100            179
IBP, Inc.                                        7,600            117
Interstate Bakeries Corp.                          800             11
Keebler Foods Co.                                  600             22
Kellogg Co.                                      1,900             57
Kimberly-Clark Corp.                             5,700            327
Kroger Co. (The) (a)                            30,200            666
McCormick & Co., Inc.                            8,000            260
Nabisco Group Holdings Corp.                     3,300             86
Nabisco Holdings Corp. Class A                     500             26
Pepsi Bottling Group, Inc. (The)                 1,500             44
PepsiCo, Inc.                                   31,760          1,411
Philip Morris Cos., Inc.                        28,800            765
Procter & Gamble Co.                            11,600            664
Quaker Oats Co. (The)                           10,000            751
R.J. Reynolds Tobacco Holdings, Inc.             1,700             47
Ralston-Purina Group                            26,500            528
Safeway, Inc. (a)                               11,800            532
Sara Lee Corp.                                   2,700             52
SuperValu, Inc.                                  2,600             50
SYSCO Corp.                                      5,200            219
Tyson Foods, Inc. Class A                        2,700             24
UST Corp.                                        4,300             64
Walgreen Co.                                    28,800            928
Winn-Dixie Stores, Inc.                          1,300             20
                                                           ----------
                                                               12,310
                                                           ----------

FINANCIAL SERVICES - 15.1%
Aetna, Inc.                                      5,900            379
AFLAC, Inc.                                      2,300            106
Allmerica Financial Corp.                          700             37
Allstate Corp.                                  11,200            249
Ambac Financial Group, Inc.                      2,900            159
American Express Co.                            20,800          1,084
American General Corp.                           3,800            232
American International Group, Inc.              33,280          3,910
AmSouth Bancorp                                 23,750            374
AON Corp.                                        2,100             65
Apartment Investment & Management Co.
 Class A                                         2,300             99
Associates First Capital Corp. Class A          37,900            846
Astoria Financial Corp.                            800             21
AXA Financial, Inc.                              9,100            309
Bank of America Corp.                           27,500          1,183
Bank of New York Co., Inc.                      12,400            577
Bank One Corp.                                  19,900            529
BB&T Corp.                                       5,000            119
Bear Stearns Companies Inc. (The)                4,410            184
Block (H&R) Co., Inc.                            1,900             62
Catellus Development Corp.                         700             11

                                                       Multi-Style Equity Fund 3

MULTI-STYLE EQUITY FUND

                                                       June 30, 2000 (Unaudited)

                                                             MARKET
                                             NUMBER           VALUE
                                               OF             (000)
                                             SHARES             $
                                            --------         --------

Charter One Financial, Inc.                     100               2
Chase Manhattan Corp.                        36,700           1,690
Chubb Corp. (The)                             1,000              62
CIGNA Corp.                                  10,800           1,010
Cincinnati Financial Corp.                    3,200             101
CIT Group, Inc.                               1,500              24
Citigroup, Inc.                             116,650           7,028
Colonial BancGroup, Inc.                      1,000              10
Comerica, Inc.                                2,200              99
Commerce Bancshares, Inc.                    13,020             387
Compass Bancshares, Inc.                        900              15
Conseco, Inc.                                 4,000              39
Crescent Real Estate Equities, Inc.           3,000              62
Dime Bancorp, Inc.                              700              11
Donaldson, Lufkin & Jenrette, Inc.            1,600              68
Dow Jones & Co., Inc.                         9,300             681
Duke Realty Investments, Inc.                 3,400              76
Dun & Bradstreet Corp.                        4,300             123
Edwards (A.G.), Inc.                          1,300              51
Equity Office Properties Trust                3,556              98
Equity Residential Properties Trust             400              18
Erie Indemnity Co. Class A                    1,600              50
Everest Re Group, Ltd.                          400              13
Fannie Mae                                   28,300           1,477
Federal Home Loan Mortgage Corp.             16,600             672
FelCor Lodging Trust, Inc.                    1,600              30
Financial Security Assurance
 Holdings, Ltd.                                 200              15
FINOVA Group, Inc.                              900              12
First Data Corp.                             11,400             566
First Security Corp.                          1,600              22
First Tennessee National Corp.                  300               5
First Union Corp.                            19,800             491
Firstar Corp.                                 7,100             150
FleetBoston Financial Corp.                  25,137             855
Franchise Finance Corp. of America            1,600              37
Franklin Resources, Inc.                      3,000              91
Fulton Financial Corp.                          630              11
General Growth Properties, Inc.                 200               6
Golden State Bancorp, Inc. (a)                7,300             131
Golden West Financial Corp.                   5,100             208
Goldman Sachs Group, Inc. (The)               1,700             161
Greenpoint Financial Corp.                    1,100              21
Hartford Financial Services
 Group, Inc. (The)                            4,500             252
Hibernia Corp. Class A                        2,200              24
Household International Corp.                 9,100             378
Jefferson-Pilot Corp.                         2,900             164
KeyCorp                                       8,400             148
Knight Trading Group, Inc. (a)               17,000             506
Lehman Brothers Holdings, Inc.                5,700             539
Liberty Property Trust                          100               3
Lincoln National Corp.                        5,300             191
Loews Corp.                                   2,700             162
Marsh & McLennan Cos., Inc.                   5,700             595
Marshall & Ilsley Corp.                       1,900              79
MBIA, Inc.                                    1,500              72
MBNA Corp.                                   38,800           1,052
Mellon Financial Corp.                        5,800             211
Merrill Lynch & Co., Inc.                    12,500           1,438
MGIC Investment Corp.                         7,900             359
Morgan (J.P.) & Co., Inc.                     4,500             496
Morgan Stanley Dean Witter & Co.             37,200           3,097
National City Corp.                          12,600             215
Nationwide Financial Services,
 Inc. Class A                                   100               3
North Fork Bancorp., Inc.                       900              14
Northern Trust Corp.                          4,200             273
Old Kent Financial Corp.                        735              20
Old Republic International Corp.              7,000             116
Paine Webber Group, Inc.                      3,500             159
Paychex, Inc.                                 8,600             361
PMI Group, Inc. (The)                         2,200             105
PNC Bank Corp.                                6,100             286
Popular, Inc.                                   500              10
Price (T. Rowe) & Associates, Inc.            2,300              98
Providian Financial Corp.                     7,600             684
Radian Group, Inc.                            1,500              78
Regions Financial Corp.                       2,100              42
Reinsurance Group Of America                    600              18
Reliastar Financial Corp.                       700              37
SAFECO Corp.                                  2,200              44
Simon Property Group, Inc.                    2,100              47
SLM Holding Corp.                             1,300              49
SouthTrust Corp.                              2,400              54
Spieker Properties, Inc.                        100               5
St. Paul Cos., Inc.                           2,000              68
State Street Corp.                              800              85
Summit Bancorp                                1,900              47
SunTrust Banks, Inc.                          3,400             155
TCF Financial Corp.                           1,000              26
Torchmark Corp.                               1,500              37
U.S. Bancorp                                 13,100             252
Union Planters Corp.                          1,000              28
UnionBanCal Corp.                             9,900             183
UnumProvident Corp.                           2,900              57
Wachovia Corp.                                1,600              86

4 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

                                                       June 30, 2000 (Unaudited)

                                                              MARKET
                                              NUMBER           VALUE
                                                OF             (000)
                                              SHARES             $
                                             --------         --------

Waddell & Reed Financial, Inc.
 Class A                                         350              10
Washington Mutual, Inc.                        8,200             236
Wells Fargo Co.                               26,900           1,041
                                                          ----------
                                                              42,009
                                                          ----------

HEALTH CARE - 11.2%
Abbott Laboratories                           24,300           1,083
Allergan, Inc.                                 7,200             536
Alpharma, Inc. Class A                         2,400             149
ALZA Corp. (a)                                 5,500             325
American Home Products Corp.                  14,910             876
Amgen, Inc. (a)                               14,040             986
Andrx Corp. (a)                                  500              32
Bard (C.R.), Inc.                                600              29
Bausch & Lomb, Inc.                              400              31
Baxter International, Inc.                     7,490             527
Becton, Dickinson & Co.                          900              26
Bristol-Myers Squibb Co.                      28,900           1,683
Cardinal Health, Inc.                          5,400             400
Celgene Corp. (a)                              1,800             106
Covance, Inc.                                    600               5
First Health Group Corp. (a)                     400              13
Forest Labs, Inc. (a)                          2,000             202
Foundation Health Systems, Inc. (a)            6,600              86
Genentech, Inc. (a)                            4,410             759
Genzyme Corp.  (a)                               700              42
Guidant Corp. (a)                              9,040             447
HCA-The Healthcare Corp. (a)                  11,100             337
HEALTHSOUTH Corp.                              2,500              18
Human Genome Sciences, Inc. (a)                  700              93
Humana, Inc.                                   1,400               7
ICOS Corp. (a)                                   100               4
Immunex Corp. (a)                              4,500             222
IVAX Corp. (a)                                 1,050              44
Johnson & Johnson                             20,500           2,088
Lilly (Eli) & Co.                              9,620             961
Mallinckrodt, Inc.                             4,600             200
MedImmune, Inc. (a)                            1,700             126
Medtronic, Inc.                               25,370           1,264
Merck & Co., Inc.                             35,570           2,726
Millennium Pharmaceuticals, Inc. (a)           3,200             358
PacifiCare Health Systems, Inc. (a)              500              30
Patterson Dental Co. (a)                       1,000              51
PE Corp.                                       1,800             119
Perrigo Co. (a)                                1,200               8
Pfizer, Inc.                                 144,567           6,939
Pharmacia Corp.                               36,185           1,870
Schering-Plough Corp.                         39,300           1,985
St. Jude Medical, Inc.  (a)                      300              14
Stryker Corp.                                  4,500             197
Tenet Healthcare Corp.                        29,300             791
Trigon Healthcare, Inc. (a)                    2,500             129
United Health Corp (a)                        16,100           1,381
Universal Health Services, Inc.
 Class B (a)                                  10,900             713
Wellpoint Health Networks, Inc. (a)            1,900             137
                                                          ----------
                                                              31,155
                                                          ----------

INTEGRATED OILS - 4.0%
Amerada Hess Corp.                             3,500             216
Chevron Corp.                                 21,900           1,857
Coastal Corp.                                  6,500             396
Conoco, Inc. Class B                          12,702             312
Enron Corp.                                   17,880           1,153
Exxon Mobil Corp.                             70,200           5,511
Kerr-McGee Corp.                               4,000             236
Lyondell Petrochemical Co.                     2,000              34
Murphy Oil Corp.                                 500              30
Phillips Petroleum Co.                        14,900             755
Texaco, Inc.                                   9,000             479
USX-Marathon Group                             8,100             203
                                                          ----------
                                                              11,182
                                                          ----------

MATERIALS AND PROCESSING - 4.8%
Air Products & Chemicals, Inc.                15,800             487
AK Steel Holding Corp.                           800               6
Albemarle Corp.                                2,000              40
Alcan Aluminum, Ltd.                             200               6
Alcoa, Inc.                                   18,460             535
Allegheny Technologies, Inc.                     200               4
American Standard Cos., Inc. (a)               4,300             176
Archer-Daniels-Midland Co.                    12,605             124
Armstrong Holdings, Inc.                       3,000              46
B.F. Goodrich Co.                              4,900             167
Barrick Gold Corp.                             1,800              33
Bemis Co., Inc.                                  700              24
Bowater, Inc.                                    550              24
Centex Corp.                                   2,700              63
Consolidated Papers, Inc.                      2,100              77
Corning, Inc.                                  9,990           2,696
Dow Chemical Co.                              21,600             652
du Pont (E.I.) de Nemours & Co.               15,784             691
Eastman Chemical Co.                          15,200             726
Engelhard Corp.                                2,000              34
FMC Corp. (a)                                  2,000             116
Fort James Corp.                               1,400              32
Freeport-McMoRan Copper & Gold,
 Inc. Class A                                    700               6
Georgia-Pacific Corp. (Timber Group)           4,900             106
Georgia-Pacific Group                          6,800             179
Granite Construction, Inc.                     1,000              25

                                                       Multi-Style Equity Fund 5

MULTI-STYLE EQUITY FUND

                                                       June 30, 2000 (Unaudited)

                                                              MARKET
                                              NUMBER           VALUE
                                                OF             (000)
                                              SHARES             $
                                             --------         --------

Hanna (M.A.) Co.                                800               7
Harsco Corp.                                    600              15
Illinois Tool Works, Inc.                     1,100              63
IMC Global, Inc.                              2,400              31
International Paper Co.                       5,880             175
Johns Manville Corp.                          2,500              33
Lafarge Corp.                                 6,200             130
Longview Fibre Co.                              700               8
Louisiana Pacific Corp.                       4,600              50
Lubrizol Corp.                                6,000             126
Masco Corp.                                   2,300              42
Millennium Chemicals, Inc.                    3,400              58
Minnesota Mining &
 Manufacturing Co.                           14,100           1,163
Nucor Corp.                                   2,900              96
PPG Industries, Inc.                          2,900             129
Praxair, Inc.                                 2,900             109
Rayonier, Inc.                                  600              22
Sherwin-Williams Co.                          7,500             159
Sigma Aldrich Corp.                           2,100              61
Smurfit-Stone Container Corp. (a)               500               6
Southdown, Inc.                               2,500             144
Standard Register Co.                           400               6
Temple-Inland, Inc.                             800              34
Timken Co.                                    2,000              37
Tyco International, Ltd.                     58,700           2,781
Union Carbide Corp.                           2,600             129
US Industries, Inc.                           1,500              18
USX-U.S. Steel Group                            100               2
Waters Corp. (a)                                300              37
Westvaco Corp.                               10,200             253
Weyerhaeuser Co.                              6,600             284
Willamette Industries, Inc.                   3,900             105
                                                         ----------
                                                             13,388
                                                         ----------

OTHER ENERGY - 1.3%
Anadarko Petroleum Corp.                      5,000             247
Apache Corp.                                  7,000             412
Baker Hughes, Inc.                            8,900             285
Burlington Resources, Inc.                    2,800             107
Constellation Energy Group                    4,800             156
El Paso Energy Corp.                            400              20
ENSCO International, Inc.                     3,400             122
EOG Resources, Inc.                           3,300             111
Flowserve Corp.                                 700              11
Halliburton Co.                                 900              42
Helmerich & Payne, Inc.                         900              34
Noble Affiliates, Inc.                          300              11
Noble Drilling Corp.  (a)                     3,900             161
Occidental Petroleum Corp.                   12,600             265
Ocean Energy, Inc. (a)                          900              13
Pioneer Natural Resources Co. (a)               700               9
R&B Falcon Corp. (a)                          3,800              90
Rowan Cos., Inc. (a)                          1,200              36
Santa Fe Snyder Corp.                         1,300              15
Schlumberger, Ltd.                              900              67
Sempra Energy                                 8,700             148
Smith International, Inc.  (a)                  300              22
Sunoco, Inc.                                  3,600             106
Tosco Corp.                                  12,600             357
TXU Corp.                                     7,000             207
Ultramar Diamond Shamrock Corp.              10,700             265
Union Pacific Resources Group, Inc.           8,400             184
Unocal Corp.                                  4,500             148
                                                         ----------
                                                              3,651
                                                         ----------

PRODUCER DURABLES - 6.7%
American Power Conversion Corp. (a)           3,300             134
AMETEK, Inc.                                    500               9
Applied Materials, Inc. (a)                  35,300           3,199
Boston Scientific Corp.                       2,700              59
Briggs & Stratton Corp.                         400              14
Caterpillar, Inc.                             4,800             163
Clayton Homes, Inc.                           2,000              16
Crane Co.                                     1,200              29
Cummins Engine Co., Inc.                      2,700              74
Deere & Co.                                  23,100             855
Diebold, Inc.                                   900              25
Donaldson Co., Inc.                             300               6
Dover Corp.                                  12,000             487
Emerson Electric Co.                         14,850             897
General Electric Co.                        152,360           8,075
Honeywell International, Inc.                 8,175             275
Ingersoll-Rand Co.                            1,500              60
ITT Industries, Inc.                            700              21
Johnson Controls, Inc.                        2,200             113
Kennametal, Inc.                              1,600              34
KLA Tencor Corporation (a)                    7,500             439
Lexmark International Group, Inc.
 Class A (a)                                  3,400             229
Litton Industries, Inc. (a)                     900              38
Lockheed Martin Corp.                         3,900              97
Molex, Inc.                                     425              20
Northrop Grumman Corp.                        4,900             325
Novellus Systems, Inc. (a)                   10,300             583
Pall Corp.                                    1,800              33
Parker-Hannifin Corp.                         3,800             130
Pitney Bowes, Inc.                              100               4
Raytheon Co. Class B                          1,800              35
Republic Services, Inc. (a)                     900              14
Rockwell International Corp.                  7,200             227
Stewart & Stevenson Services, Inc.            1,300              20

6 Mutli-Style Equity Fund

MULTI-STYLE EQUITY FUND

                                                       June 30, 2000 (Unaudited)

                                                                 MARKET
                                                NUMBER           VALUE
                                                  OF             (000)
                                                SHARES             $
                                               --------         --------

Tecumseh Products Co. Class A                    4,500             172
Teradyne, Inc. (a)                               1,700             125
Textron, Inc.                                    1,100              60
Thermo Instrument Systems, Inc.                    200               4
United Technologies Corp.                       24,100           1,418
Waste Management, Inc.                           1,200              22
                                                            ----------
                                                                18,540
                                                            ----------

TECHNOLOGY - 24.8%
3Com Corp.  (a)                                  2,100             121
Adobe Systems, Inc.                                400              52
Adtran, Inc. (a)                                 5,500             329
Advanced Micro Devices, Inc. (a)                10,200             788
Agilent Technologies, Inc. (a)                   3,178             234
Altera Corp. (a)                                 3,800             387
America Online, Inc. (a)                        47,360           2,498
Analog Devices, Inc. (a)                        11,000             836
Apple Computer, Inc. (a)                        15,900             832
Applied Micro Circuits Corp. (a)                 3,500             346
Arrow Electronics, Inc. (a)                     23,500             729
Atmel Corp. (a)                                    800              30
Autodesk, Inc.                                  13,000             451
Automatic Data Processing, Inc.                  2,000             107
Avnet, Inc.                                      2,200             130
AVX Corp.                                        3,600              83
BEA Systems, Inc. (a)                            1,000              49
Broadcom Corp. Class A (a)                         700             153
BroadVision, Inc. (a)                            5,600             284
Brocade Communications
 Systems, Inc. (a)                               1,700             311
Cabletron Systems, Inc. (a)                      1,200              30
Check Point Software
 Technologies, Ltd. (a)                            800             170
Cisco Systems, Inc. (a)                        112,620           7,158
CMGI, Inc. (a)                                   5,300             242
CNET Networks, Inc. (a)                         15,900             390
Comdisco, Inc.                                   1,100              25
COMPAQ Computer Corp.                            8,400             215
Computer Associates
 International, Inc.                             1,200              61
Computer Sciences Corp.                            700              52
Comverse Technology, Inc. (a)                    3,500             326
Cooper Industries, Inc.                          1,000              33
CSG Systems International, Inc. (a)                100               6
Cypress Semiconductor Corp.  (a)                   400              17
Dallas Semiconductor Corp.                       1,800              73
Dell Computer Corp. (a)                         47,320           2,333
DST Systems, Inc. (a)                            1,300              99
E*TRADE Group, Inc. (a)                          1,900              31
E-Tek Dynamics, Inc. (a)                         4,200           1,107
EarthLink, Inc. (a)                             24,711             378
eBay, Inc. (a)                                   2,200             119
Electronic Data Systems Corp.                    9,200             380
EMC Corp. (a)                                   39,350           3,027
Exodus Communications, Inc. (a)                  2,000              92
Foundry Networks, Inc. New (a)                     300              33
Gateway, Inc. (a)                                9,090             516
General Dynamics Corp.                          10,700             559
General Motors Corp. Class H (a)                 3,329             292
GTECH Holdings Corp. (a)                         1,800              41
Handspring, Inc. New                             3,300              89
Hewlett-Packard Co.                              9,300           1,161
i2 Technologies, Inc. (a)                        5,720             596
Ikon Office Solutions, Inc.                      1,300               5
IMS Health, Inc.                                 3,200              58
InfoSpace.com, Inc. (a)                          1,200              66
Inktomi Corp. (a)                                1,000             118
Integrated Device Technology, Inc. (a)          12,700             762
Intel Corp.                                     56,900           7,603
International Business
 Machines Corp.                                 27,260           2,987
International Game Technology                    2,000              53
Internet Capital Group, Inc. New                   500              18
JDS Uniphase Corp. (a)                          15,020           1,800
Juniper Networks, Inc. (a)                       7,100           1,033
Lattice Semiconductor Corp. (a)                    500              35
LSI Logic Corp. (a)                              8,900             482
Maxim Integrated Products, Inc. (a)              1,200              81
Microchip Technology, Inc. (a)                     400              23
Micron Technology, Inc.  (a)                    15,700           1,383
Microsoft Corp. (a)                             56,690           4,532
Motorola, Inc.                                  28,800             837
National Semiconductor Corp. (a)                 4,500             255
NCR Corp. (a)                                      600              23
Network Appliance, Inc. (a)                      7,420             597
Nortel Networks Corp.                           48,240           3,292
Oracle Systems Corp. (a)                        40,430           3,396
PeopleSoft, Inc. (a)                               500               8
PMC - Sierra, Inc. (a)                           4,700             835
Portal Software, Inc. (a)                        2,000             128
QUALCOMM, Inc. (a)                                 900              54
Quantum Corp. - DLT &
 Storage Systems (a)                             1,500              15
Quantum Corp. - Hard Disk Drive (a)              5,700              63
Redback Networks, Inc. (a)                       3,100             556
Safeguard Scientifics, Inc.  (a)                 1,000              32
SCI Systems, Inc.  (a)                           1,500              59
Seagate Technology                               2,500             138
Siebel Systems, Inc. (a)                         1,400             229
Storage Technology Corp.                           500               5
Structural Dynamics Research Corp.                 700              11
Sun Microsystems, Inc. (a)                      35,370           3,216

                                                       Multi-Style Equity Fund 7

MULTI-STYLE EQUITY FUND

                                                       June 30, 2000 (Unaudited)

                                                                 MARKET
                                                NUMBER           VALUE
                                                  OF             (000)
                                                SHARES             $
                                               --------         --------

SunGard Data Systems                              600              19
Sybase, Inc. (a)                                  800              18
Sycamore Networks, Inc. (a)                       700              77
Symantec Corp. (a)                                200              11
Tech Data Corp. (a)                             1,500              65
Teledyne Technologies, Inc.                       300               5
Telefonaktiebolaget LM Ericsson
 Class B - ADR                                  7,000             140
Tellabs, Inc. (a)                               3,400             233
Texas Instruments, Inc.                        16,000           1,099
TIBCO Software, Inc. (a)                        2,000             215
Total Systems Services, Inc.                    1,200              19
VeriSign, Inc. (a)                              5,600             987
Veritas Software Corp. (a)                     11,785           1,332
Vishay Intertechnology, Inc.  (a)               4,450             169
Vitesse Semiconductor Corp. (a)                 1,500             110
Xilinx, Inc. (a)                                6,200             512
Yahoo!, Inc. (a)                                6,430             798
                                                           ----------
                                                               68,998
                                                           ----------

UTILITIES - 10.5%
ADC Telecommunications, Inc. (a)                5,500             461
Allegheny Energy, Inc.                          4,400             120
Alliant Energy Corp.                            1,500              39
Alltel Corp.                                    4,500             279
Ameren Corp.                                    4,500             152
American Electric Power Co., Inc.               6,720             199
AT&T Corp.                                     52,500           1,660
AT&T Wireless Group New (a)                    27,600             769
Bell Atlantic Corp.                            32,000           1,626
BellSouth Corp.                                47,200           2,012
BroadWing, Inc. (a)                            20,200             524
Cablevision Systems Corp.
 Class A                                          400              27
Centennial Cellular Corp. Class A                 400               5
CenturyTel, Inc.                                1,300              37
Cinergy Corp.                                   4,700             120
Citizens Communications Co. (a)                 6,800             117
Columbia Energy Group                             700              46
Comcast Corp. Special Class A                  16,300             661
CommScope, Inc. (a)                            13,600             558
Comsat Corp.                                      200               5
Consolidated Edison, Inc.                       4,500             133
Cox Communications, Inc. Class A (a)            1,300              59
Dominion Resources, Inc.                        5,200             223
DPL, Inc.                                       4,600             101
DTE Energy Co.                                  2,100              64
Duke Energy Corp.                               1,700              96
Dynegy, Inc. Class A                            2,500             171
Edison International                            4,900             100
Energy East Corp.                               2,800              53
Entergy Corp.                                   4,500             122
FirstEnergy Corp.                              17,000             397
Florida Progress Corp.                          4,000             188
FPL Group, Inc.                                 3,200             158
GPU, Inc.                                       7,400             200
GTE Corp.                                      16,500           1,027
KeySpan Corp.                                   3,200              98
Level 3 Communications, Inc.  (a)               7,720             679
MCN Energy Group, Inc.                            500              11
New Century Energies, Inc.                      1,000              30
Nextel Communications, Inc.
 Class A                                          200              12
Nokia Corp. - ADR                              73,120           3,651
Northeast Utilities                             5,800             126
OGE Energy Corp.                                  600              11
Peco Energy Co.                                 3,500             141
PG&E Corp.                                     17,500             431
Pinnacle West Capital Corp.                    19,500             661
Powerwave Technologies, Inc. (a)                  100               4
PPL Corp.                                      31,700             695
Public Service Enterprise Group, Inc.          11,000             381
Questar Corp.                                     900              17
Reliant Energy, Inc.                           13,600             402
SBC Communications, Inc.                       72,653           3,142
SDL, Inc. (a)                                   4,890           1,395
Southern Co.                                    9,700             226
Sprint Corp. (Fon Group)                       20,200           1,030
Sprint Corp. (PCS Group) (a)                    9,000             536
Telephone & Data Systems, Inc.                  1,000             100
U.S. West, Inc.                                 6,100             523
Unicom Corp.                                    4,300             166
United States Cellular Corp.                      100               6
Viacom, Inc. Class A                              300              21
Vodafone Group PLC - ADR                       25,400           1,053
VoiceStream Wireless Corp. (a)                  1,500             174
Western Resources, Inc.                           900              15
WinStar Communications, Inc. (a)                1,000              35
Wisconsin Energy Corp.                          5,200             104
WorldCom, Inc. (a)                             16,600             763
                                                           ----------
                                                               29,148
                                                           ----------

TOTAL COMMON STOCKS
(cost $239,790)                                               263,611
                                                           ----------

8 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

                                                       June 30, 2000 (Unaudited)

                                           PRINCIPAL         MARKET
                                             AMOUNT          VALUE
                                             (000)           (000)
                                               $               $
                                           ---------       ----------
SHORT-TERM INVESTMENTS - 4.5%
Frank Russell Investment Company
 Money Market Fund,
 due on demand (b)                           10,487          10,487
United States Treasury Bills (c)(d)
 5.94% due 12/21/00                           2,000           1,944
                                                         ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $12,430)                                               12,431
                                                         ----------

TOTAL INVESTMENTS - 99.3%
(identified cost $252,220)                                  276,042

OTHER ASSETS AND LIABILITIES,
NET - 0.7%                                                    2,044
                                                         ----------


NET ASSETS - 100.0%                                         278,086
                                                         ==========

                                                          UNREALIZED
                                              NUMBER     APPRECIATION
                                                OF      (DEPRECIATION)
FUTURES CONTRACTS                           CONTRACTS       (000)
                                           -----------  --------------

NASDAQ 100 Index
 expiration date 09/00                            3      $       18

S&P 500 Index
 expiration date 09/00                           38            (147)
                                                         ----------

Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                     $     (129)
                                                         ==========


(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) Rate noted is yield-to-maturity from date of acquisition.

Abbreviations:
ADR - American Depositary Receipt

  See accompanying notes which are an integral part of the financial statements.

                                                       Multi-Style Equity Fund 9

MULTI-STYLE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        June 30, 2000 (Unaudited)

ASSETS
Investments at market (identified cost $252,220)  ................................    $ 276,042
Receivables:
 Dividends .......................................................................          298
 Investments sold ................................................................        6,096
 Fund shares sold ................................................................           50
 Daily variation margin on futures contracts .....................................          122
Deferred organization expenses ...................................................            2
Prepaid expenses .................................................................            3
                                                                                      ---------

   Total assets ..................................................................      282,613

LIABILITIES
Payables:
 Investments purchased ..............................................    $   3,715
 Fund shares redeemed ...............................................          483
 Accrued fees to affiliates .........................................          112
 Other accrued expenses .............................................          217
                                                                         ---------

   Total liabilities .............................................................        4,527
                                                                                      ---------

NET ASSETS .......................................................................    $ 278,086
                                                                                      =========

NET ASSETS CONSIST OF:
Undistributed net investment income ..............................................    $     313
Accumulated net realized gain (loss)  ............................................      (16,343)
Unrealized appreciation (depreciation) on:
 Investments .....................................................................       23,822
 Futures contracts ...............................................................         (129)
Shares of beneficial interest ....................................................          179
Additional paid-in capital .......................................................      270,244
                                                                                      ---------

NET ASSETS .......................................................................    $ 278,086
                                                                                      =========

NET ASSET VALUE, offering and redemption price per share:
 ($278,085,759 divided by 17,865,365 shares of $.01 par value
   shares of beneficial interest outstanding)  ...................................    $   15.57
                                                                                      =========

See accompanying notes which are an integral part of the financial statements.

10  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  Six Months Ended June 30, 2000 (Unaudited)

INVESTMENT INCOME
 Dividends .......................................................................   $  2,050
 Dividends from Money Market Fund ................................................        147
 Interest ........................................................................         30
                                                                                     --------

   Total investment income .......................................................      2,227

EXPENSES
 Management fees ...................................................    $  1,091
 Custodian fees ....................................................         140
 Transfer agent fees ...............................................           3
 Professional fees .................................................          14
 Registration fees .................................................          26
 Trustees' fees ....................................................           7
 Amortization of deferred organization expenses ....................           1
 Miscellaneous .....................................................          22
                                                                        --------

 Expenses before reductions ........................................       1,304
 Expense reductions ................................................         (15)
                                                                        --------

   Expenses, net .................................................................      1,289
                                                                                     --------

Net investment income ............................................................        938
                                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments .......................................................     (14,259)
 Futures contracts .................................................       2,870      (11,389)
                                                                        --------
Net change in unrealized appreciation (depreciation) on:
 Investments .......................................................         681
 Futures contracts .................................................      (1,392)        (711)
                                                                        --------     --------

Net realized and unrealized gain (loss)  .........................................    (12,100)
                                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ............................   $(11,162)
                                                                                     ========

  See accompanying notes which are an integral part of the financial statements.

                                                      Multi-Style Equity Fund 11

MULTI-STYLE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                          SIX MONTHS ENDED
                                                                           JUNE 30, 2000         YEAR ENDED
                                                                            (UNAUDITED)       DECEMBER 31, 1999
                                                                        ------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income ...............................................       $     938            $   1,281
 Net realized gain (loss) ............................................         (11,389)              11,977
 Net change in unrealized appreciation (depreciation) ................            (711)              13,364
                                                                             ---------            ---------

   Net increase (decrease) in net assets from operations .............         (11,162)              26,622
                                                                             ---------            ---------

DISTRIBUTIONS
 From net investment income ..........................................            (785)              (1,240)
 From net realized gain ..............................................          (7,950)             (13,454)
                                                                             ---------            ---------

   Net decrease in net assets from distributions .....................          (8,735)             (14,694)
                                                                             ---------            ---------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions .......          12,106              199,951
                                                                             ---------            ---------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..........................          (7,791)             211,879

NET ASSETS
 Beginning of period .................................................         285,877               73,998
                                                                             ---------            ---------
 End of period (including undistributed net investment income of
   $313 and $160, respectively) ......................................       $ 278,086            $ 285,877
                                                                             =========            =========

See accompanying notes which are an integral part of the financial statements.

12 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                  YEARS ENDED DECEMBER 31,
                                                                           ---------------------------------------
                                                              2000*           1999           1998          1997**
                                                           ---------       ---------       --------       --------
NET ASSET VALUE, BEGINNING OF PERIOD .............         $   16.79       $   16.02       $  12.78       $  10.00
                                                           ---------       ---------       --------       --------

INCOME FROM OPERATIONS
 Net investment income (a) .......................               .05             .12            .10            .09
 Net realized and unrealized gain (loss) .........              (.79)           2.41           3.49           2.75
                                                           ---------       ---------       --------       --------

   Total income from operations ..................              (.74)           2.53           3.59           2.84
                                                           ---------       ---------       --------       --------

DISTRIBUTIONS
 From net investment income ......................              (.04)           (.12)          (.08)          (.06)
 From net realized gain ..........................              (.44)          (1.64)          (.27)            --
                                                           ---------       ---------       --------       --------

   Total distributions ...........................              (.48)          (1.76)          (.35)          (.06)
                                                           ---------       ---------       --------       --------

NET ASSET VALUE, END OF PERIOD ...................         $   15.57       $   16.79       $  16.02       $  12.78
                                                           =========       =========       ========       ========

TOTAL RETURN (%)(b) ..............................             (4.37)          17.17          28.71          28.53

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) ........           278,086         285,877         73,998         23,639

 Ratios to average net assets (%)(c):
   Operating expenses, net .......................               .92             .92            .92            .92
   Operating expenses, gross .....................               .92             .96           1.21           1.61
   Net investment income .........................               .66             .74            .70            .76

 Portfolio turnover rate (%) .....................             95.40           67.67          78.89          64.95

*    For the six months ended June 30, 2000 (Unaudited).

** For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                      Multi-Style Equity Fund 13

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS

                                                       June 30, 2000 (Unaudited)

                                                               MARKET
                                                  NUMBER        VALUE
                                                    OF          (000)
                                                  SHARES          $
                                                --------      --------
COMMON STOCKS - 92.5%
AUTO AND TRANSPORTATION - 3.6%
AAR Corp.                                         7,000             84
Alaska Air Group, Inc. (a)                          600             16
America West Holding Corp.
 Class B (a)                                      2,200             38
American Axle & Manufacturing Holdings,
 Inc. (a)                                         6,000             85
American Freightways Corp. (a)                    6,300             91
Amtran, Inc. (a)                                  1,100             14
Arkansas Best Corp. (a)                           3,300             33
Atlas Air, Inc. (a)                               1,200             43
AutoZone, Inc. (a)                                2,100             46
Avis Rent A Car, Inc. (a)                         8,100            152
C.H. Robinson Worldwide, Inc.                     1,000             49
CNF Transportation, Inc.                          8,200            187
Continental Airlines, Inc. Class B (a)            1,700             80
Cooper Tire & Rubber Co.                          3,500             39
Dana Corp.                                        1,600             34
Dollar Thrifty Automotive
 Group, Inc. (a)                                 10,500            194
Dura Automotive Systems, Inc. (a)                 3,100             34
Expeditors International of Washington,
 Inc                                              4,500            214
Federal-Mogul Corp.                               1,200             11
Fleetwood Enterprises, Inc.                       1,700             24
Fritz Companies, Inc. (a)                         3,900             40
Goodyear Tire & Rubber Co.                        3,500             70
Hertz Corp. Class A                                 800             22
Kirby Corp. (a)                                   1,700             36
Landstar Systems, Inc. (a)                        1,700            101
Lear Corp. (a)                                   15,400            308
Meritor Automotive, Inc.                          8,300             91
Monaco Coach Corp. (a)                            3,100             42
National R.V. Holdings, Inc. (a)                  1,550             16
Navistar International Corp. (a)                  2,000             62
PACCAR, Inc.                                      1,900             75
Polaris Industries, Inc.                            650             21
Roadway Express, Inc.                             3,700             85
Ryder System, Inc.                                  900             17
Skywest, Inc.                                     1,100             41
Sonic Automotive, Inc. (a)                        1,500             16
Superior Industries International, Inc.           4,700            121
Thor Industries, Inc.                               700             15
Tower Automotive, Inc. (a)                        5,000             63
Trinity Industries, Inc.                            900             17
UAL Corp.                                         9,300            541
United Auto Group, Inc. (a)                       1,800             16
USFreightways Corp.                               7,800            191
Wabtec Corp.                                      1,600             17
XTRA Corp. (a)                                    2,800            110
Yellow Corp. (a)                                  6,300             93
                                                            ----------
                                                                 3,695
                                                            ----------

CONSUMER DISCRETIONARY - 11.4%
24/7 Media, Inc. (a)                              2,800             44
99 Cents Only Stores (a)                            500             20
Aaron Rents, Inc.                                 2,700             34
Abercrombie & Fitch Co. Class A (a)               1,300             16
AC Nielsen Corp. (a)                              2,900             64
Advo Systems, Inc.  (a)                           6,850            288
Anchor Gaming (a)                                   600             29
Applebee's International, Inc.                    7,500            227
Argosy Gaming Co. (a)                             1,200             17
Aztar Corp.  (a)                                 12,700            197
Bacou USA, Inc. (a)                               1,600             32
Belo (A.H.) Corp. Class A                         2,600             45
BHC Communications, Inc. Class A                    100             15
BJ's Wholesale Club, Inc. (a)                     9,700            320
Blyth Industries, Inc.                            1,100             32
Bowne & Co., Inc.                                 3,200             32
Boyd Gaming Corp. (a)                             5,400             30
Brinker International, Inc.  (a)                 14,600            427
Brown Shoe Co., Inc.                              1,700             22
Brunswick Corp.                                   1,100             18
Buckeye Technologies, Inc. (a)                    7,100            156
Callaway Golf Co.                                 3,900             64
Catalina Marketing Corp. (a)                        700             71
CDI Corp. (a)                                     1,300             26
CEC Entertainment, Inc. (a)                       1,400             36
Central Garden & Pet Co. (a)                      1,800             16
Charming Shoppes, Inc. (a)                        6,600             34
Cheesecake Factory, Inc. (The) (a)                  750             21
Chris Craft Industries, Inc. (a)                    639             42
Citadel Communications Corp. (a)                    400             14
Columbia Sportswear Co. (a)                       1,500             40
Concord Camera Corp. New (a)                        100              2
Convergys Corp. (a)                               9,700            503
Copart, Inc. (a)                                    600              9
Cost Plus, Inc. (a)                                 550             16
Cox Radio, Inc. Class A (a)                       5,400            151
Crestline Capital Corp. (a)                       2,900             49
CSK Auto Corp. (a)                                1,600             12
Darden Restaurants, Inc.                          1,200             20
Diamond Technology Partners, Inc. (a)               300             26
Dillard's, Inc. Class A                           1,000             12
Dollar Tree Stores, Inc. (a)                      3,750            148

14 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                   June 30, 2000 (Unaudited)

                                                                    MARKET
                                                     NUMBER          VALUE
                                                       OF            (000)
                                                     SHARES            $
                                                    --------       --------

Dover Downs Entertainment, Inc.                        1,200             17
Dress Barn, Inc. (a)                                   3,300             73
Emmis Broadcasting Corp.
 Class A (a)                                           1,000             41
Fairfield Communities, Inc. (a)                        3,100             24
Fluor Corp.                                              600             19
Footstar, Inc. (a)                                     3,800            126
Fossil, Inc. (a)                                         900             17
Genesco, Inc. (a)                                      1,300             21
Genlyte Group, Inc (The) (a)                           1,900             40
Handleman Co. (a)                                      2,300             29
Harman International Industries, Inc.                    300             18
Harrah's Entertainment, Inc. (a)                       1,800             38
Haverty Furniture Co., Inc.                            4,000             34
Hispanic Broadcasting Corp. (a)                        1,000             33
Hollinger International, Inc. Class A                  1,700             23
IHOP Corp. (a)                                         1,000             17
Innkeepers USA Trust                                   5,900             54
Interim Services, Inc. (a)                            13,900            247
Iron Mountain, Inc. New (a)                              870             30
Isle of Capri Casinos, Inc. (a)                          450              6
Jack in the Box, Inc. (a)                                500             12
JAKKS Pacific, Inc. (a)                                2,200             32
Jones Apparel Group, Inc. (a)                          1,500             35
Kellwood Co.                                           3,300             70
Kelly Services, Inc. Class A                           1,800             42
Lamar Advertising Co. Class A (a)                        400             17
Landry's Seafood Restaurants, Inc.                     7,900             67
Learning Tree International, Inc. (a)                  4,300            263
Libbey, Inc.                                           1,500             48
Linens 'N Things, Inc. (a)                             1,800             49
Lone Star Steakhouse & Saloon                          3,400             34
Mail-Well, Inc. (a)                                    2,500             22
Mandalay Resort Group (a)                              1,300             26
Manpower, Inc.                                         1,000             32
Marcus Corp.                                           1,600             19
MAXIMUS, Inc. (a)                                        700             15
McClatchy Co. (The) Class A                              700             23
Men's Wearhouse, Inc. (The) (a)                          700             16
Media General, Inc. Class A                            2,500            121
MGM Grand, Inc.                                        1,800             58
Michaels Stores, Inc. (a)                              8,700            399
Nautica Enterprises, Inc. (a)                          1,900             20
Neiman Marcus Group, Inc. (The) Class A
 (a)                                                   5,600            169
NOVA Corp. / Georgia (a)                                 800             22
Nu Skin Enterprises, Inc. Class A (a)                  2,200             13
Oakley, Inc. (a)                                       6,100             70
On Assignment, Inc. (a)                                  600             18
Oxford Industries, Inc.                                1,600             29
P.F. Chang's China Bistro, Inc. (a)                    2,600             83
Pacific Sunwear of California (a)                        350              7
Park Place Entertainment Corp. (a)                    32,900            401
Pegasus Communications Corp.
 Class A (a)                                             600             29
Penton Media, Inc.                                     2,200             77
Petco Animal Supplies, Inc. (a)                        1,500             29
Phillips-Van Heusen Corp.                              3,600             34
Pier 1 Imports, Inc.                                  21,850            213
Pinnacle Entertainment, Inc. (a)                       1,000             19
Pittston Brink's Group                                 4,600             63
Plantronics, Inc. (a)                                    800             92
Polo Ralph Lauren Corp. Class A (a)                    1,400             20
Prime Hospitality Corp. (a)                            5,200             49
Quicksilver, Inc. (a)                                    600              9
R.H. Donnelley Corp. (a)                               7,200            140
RARE Hospitality International, Inc. (a)               4,700            133
Reebok International, Ltd. (a)                        10,800            172
Rent-A-Center, Inc. (a)                                1,100             25
Rent-Way, Inc. (a)                                     1,100             32
Robert Half International, Inc. (a)                    1,800             51
Ross Stores, Inc.                                      9,900            168
Ruby Tuesday, Inc.                                    13,700            172
Ryan's Family Steak Houses, Inc. (a)                   6,000             50
SABRE Group Holdings, Inc. (The), Class
 A                                                     3,900            111
Saga Communications Class A (a)                          900             20
Salton, Inc. (a)                                       1,100             41
Scholastic Corp. (a)                                     400             24
SCP Pool Corp. (a)                                     1,500             35
ShopKo Stores, Inc. (a)                                1,900             29
Sonic Corp. (a)                                          650             19
Source Information Mgmt Co. (The) (a)                  8,700            132
Spanish Broadcasting Systems,
 Inc. New (a)                                          1,200             25
Springs Industries, Inc.                               5,500            177
Station Casinos, Inc. (a)                              1,500             38
Talbots, Inc.                                          6,300            346
TeleTech Holdings, Inc. (a)                              950             29
Tiffany & Co.                                          6,600            446
Timberland Co. Class A (a)                               800             57
TMP Worldwide, Inc. (a)                                  500             37
Topps Co., Inc. (a)                                    2,300             26
Toro Co.                                               1,900             63
Toys "R" Us, Inc. (a)                                  2,700             39
Trendwest Resorts, Inc. (a)                            2,200             35
True North Communications, Inc.                       16,200            713
Tupperware Corp.                                         700             15
United Stationers, Inc. (a)                            6,700            217
United Television, Inc.                                  200             26
URS Corp. (a)                                          2,000             31
Valassis Communications, Inc. (a)                      2,600             99

                                                       Aggressive Equity Fund 15

AGGRESSIVE EQUITY FUND

                                                       June 30, 2000 (Unaudited)

                                                             MARKET
                                              NUMBER          VALUE
                                                OF            (000)
                                              SHARES            $
                                             --------       --------

Value City Department Stores, Inc. (a)          2,200             21
Valuevision International, Inc.
 Class A (a)                                    2,300             55
Viad Corp.                                        600             16
Wallace Computer Services, Inc.                 1,700             17
Westwood One, Inc.  (a)                         5,100            174
Whitehall Jewellers, Inc. (a)                     900             17
Wiley (John) & Sons Inc. Class A                1,800             41
Williams-Sonoma, Inc. (a)                         600             20
Zale Corp. (a)                                  8,900            326
Zomax, Inc. (a)                                 1,000             14
                                                          ----------
                                                              11,624
                                                          ----------

CONSUMER STAPLES - 2.3%
Canandaigua Brands Co., Inc.
 Class A (a)                                    4,800            242
Coors (Adolph) Co. Class B                      4,600            278
Fleming Cos., Inc.                              6,600             86
Hain Celestial Group, Inc.  (a)                   450             17
IBP, Inc.                                      16,100            249
International Multifoods Corp.                  1,200             21
Michael Foods, Inc.                             1,600             39
Pepsi Bottling Group, Inc. (The)                9,900            289
Performance Food Group Co. (a)                  1,900             61
R.J. Reynolds Tobacco Holdings, Inc.           14,100            394
Ralcorp Holdings, Inc. (a)                      4,800             59
Schweitzer-Mauduit
 International, Inc.                            2,600             33
Suiza Foods Corp. (a)                           1,300             64
SuperValu, Inc.                                 2,500             48
Universal Corp.                                 1,600             34
Webvan Group, Inc. New (a)                     49,400            359
Whitman Corp.                                   6,000             73
Whole Foods Market, Inc. (a)                      400             16
                                                          ----------
                                                               2,362
                                                          ----------

FINANCIAL SERVICES - 11.8%
Advanta Corp. Class A                           2,500             30
Affiliated Managers Group, Inc. (a)             1,800             82
Alexandria Real Estate Equities, Inc.           1,400             48
Allied Capital Corp.                              900             15
Allmerica Financial Corp.                       6,500            340
American National Insurance Co.                   300             15
AmeriCredit Corp. (a)                           4,700             80
AmerUs Life Holdings, Inc.                      1,200             25
Archstone Communities Trust                    13,500            284
Associated Banc-Corp.                           4,230             92
Astoria Financial Corp.                        11,900            306
Avalonbay Communities, Inc.                       764             32
BancWest Corp.                                  7,400            122
Banknorth Group, Inc. (a)                       4,600             70
Bay View Capital Corp.                          1,900             19
Bedford Property Investors, Inc.                1,221             23
Boston Properties, Inc.                           367             14
BRE Properties, Inc.                              708             20
Brookline Bancorp, Inc.                         1,700             19
BSB Bancorp, Inc.                                 800             16
Burnham Pacific Properties, Inc.                3,100             21
Cabot Industrial Trust                            900             18
Capital Automotive                              4,000             56
Capitol Federal Financial                       5,400             60
CarrAmerica Realty Corp.                          800             21
Cathay Bancorp, Inc.                              400             18
CBL & Associates Properties, Inc.               2,400             60
City National Corp.                             1,600             56
Commerce Bancorp, Inc.                            195              9
Commerce Bancshares, Inc.                         500             15
Commerce Group, Inc.                            3,400            100
Commonwealth Bancorp, Inc.                      1,500             18
Community Trust Bancorp, Inc.                     340              6
Compass Bancshares, Inc.                          800             14
Cornerstone Realty Income Trust, Inc.           4,200             42
Cousins Properties, Inc.                        1,900             73
Crescent Real Estate Equities, Inc.             1,273             26
Dain Rauscher Corp.                             5,300            350
Digital Insight Corp. New (a)                     300             11
Dime Community Bancorp, Inc.                    3,200             51
Doral Financial Corp.                           3,400             39
Downey Financial Corp.                          4,300            125
Duke Realty Investments, Inc.                   2,086             47
DVI, Inc. (a)                                   4,200             67
East West Bancorp, Inc.                         1,400             20
EastGroup Properties, Inc.                      2,100             44
Eaton Vance Corp.                                 700             32
Edwards (A.G.), Inc.                            2,500             98
Enhance Financial Services
 Group, Inc.                                    1,400             20
Federated Investors, Inc. Class B               1,800             63
FelCor Lodging Trust, Inc.                        800             15
Fidelity National Financial, Inc.               1,400             26
Financial Federal Corp. (a)                       900             16
FINOVA Group, Inc.                                800             10
First Federal Capital Corp.                     1,700             18
First Industrial Realty Trust, Inc.             5,700            168
FirstFed Financial Corp.  (a)                   6,700             95
Fulton Financial Corp.                            400              7
Gallagher (Arthur J.) & Co.                       700             29
GBC Bancorp                                     1,300             38
Golden State Bancorp, Inc. (a)                  2,900             52
Great Lakes, Inc.                               1,000             17
Greater Bay Bancorp                             3,500            164
Greenpoint Financial Corp.                     14,900            279

16 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                       June 30, 2000 (Unaudited)

                                                           MARKET
                                            NUMBER          VALUE
                                              OF            (000)
                                            SHARES            $
                                           --------       --------

Hamilton Bancorp, Inc. (a)                    2,300             40
Heller Financial, Inc. Class A                7,600            156
Hibernia Corp. Class A                        6,500             71
Highwoods Properties, Inc.                      800             19
Hospitality Properties Trust                  3,313             75
HRPT Properties Trust                        10,000             61
Hudson United Bancorp                           600             13
Imperial Bancorp (a)                         17,046            266
IndyMac Mortgage Holdings, Inc.               1,700             23
Investment Technology Group (a)               2,300             98
Investors Financial Services Corp.            2,600            103
IRT Property Co.                              2,800             24
John Nuveen & Co., Inc. Class A               1,900             80
Jones Lang Lasalle, Inc. New (a)                200              3
Knight Trading Group, Inc. (a)                1,800             54
LandAmerica Financial Group, Inc.               900             21
LaSalle Hotel Properties                      1,900             27
Legg Mason, Inc.                              1,600             80
Leucadia National Corp.                       7,500            171
Liberty Financial Cos., Inc.                  1,000             22
Liberty Property Trust                        2,200             57
LNR Property Corp.                            8,100            158
MAF Bancorp, Inc.                             2,700             49
Mercantile Bankshares Corp.                     800             24
Metris Companies, Inc.                        2,750             69
MONY Group, Inc. (The)                        5,800            196
Morgan Keegan, Inc.                           2,600             38
National Commerce Bancorp                    17,300            278
National Discount Brokers
 Group, Inc. (a)                              1,000             32
National Western Life Insurance Co.
 Class A (a)                                    300             21
NCO Group, Inc. (a)                             600             14
New Century Financial Corp. (a)               2,300             20
North Fork Bancorp, Inc.                      1,000             15
OceanFirst Financial Corp.                    2,900             53
Old Republic International Corp.             14,200            234
Pacific Gulf Properties, Inc.                 1,700             43
Parkway Properties, Inc.                        800             24
Penn Treaty American Corp. (a)                2,700             46
Pennsylvania Real Estate
 Investment Trust                             1,000             17
PFF Bancorp, Inc.                             3,100             56
Phoenix Investment Partners, Ltd.             2,400             25
PMI Group, Inc. (The)                         8,700            413
Presidential Life Corp.                       1,600             22
Profit Recovery Group
 International, Inc. (The) (a)                1,100             18
Provident Financial Group, Inc.                 600             14
Queens County Bancorp                           600             11
Radian Group, Inc.                            8,400            435
Raymond James Financial, Inc.                 2,200             50
Regency Realty Corp.                          2,100             50
Republic Bancorp, Inc.                        1,100              9
RFS Hotel Investors, Inc.                     5,100             60
Richmond County Financial Corp.               6,700            128
RLI Corp.                                       600             21
S&P Mid-Cap 400
 Depository Receipts                          1,400            124
SAFECO Corp.                                 16,100            320
SEI Corp.                                     1,200             49
Senior Housing Properties Trust               2,900             21
Silicon Valley Bancshares (a)                39,700          1,692
SL Green Realty Corp.                         6,000            161
Southwest Bancorporation of
 Texas, Inc. (a)                                700             15
Southwest Securities Group, Inc.              3,400            127
Spieker Properties, Inc.                      1,530             70
Stancorp Financial Group, Inc.                5,000            161
State Auto Financial Corp.                    2,700             32
State Street Corp.                            3,700            392
Staten Island Bancorp, Inc.                   6,000            106
Stewart Information Services Corp.            3,300             48
Susquehanna Bancshares, Inc.                  1,000             14
TCF Financial Corp.                             800             21
Texas Regional Bancshares,
 Inc. Class A                                 1,400             36
Thornburg Mortgage Asset Corp.                4,400             32
Triad Guaranty, Inc. (a)                      1,400             32
Tucker Anthony Sutro Corp.                    3,500             63
UICI (a)                                      3,000             20
Unitrin, Inc.                                 2,400             71
Vornado Realty Trust                            420             15
Waddell & Reed Financial, Inc.
 Class A                                        500             16
Weingarten Realty Investors                   1,500             60
Wells Fargo Co.                                 405             15
WFS Financial, Inc. (a)                       1,400             23
Whitney Holding Corp.                         1,300             43
                                                        ----------
                                                            12,052
                                                        ----------

HEALTH CARE - 9.8%
Abgenix, Inc. (a)                             5,100            611
Advance Paradigm, Inc. (a)                      800             16
Affymetrix, Inc. (a)                            500             83
Alkermes, Inc. (a)                            2,000             94
Alpharma, Inc. Class A                        1,700            106
ALZA Corp. (a)                                  600             35
AmeriSource Health Corp. Class A (a)          1,800             56
Andrx Corp. (a)                               1,000             64
ArthroCare Corp. (a)                            350             19
Aurora Biosciences Corp. (a)                    750             51


                                                       Aggressive Equity Fund 17

AGGRESSIVE EQUITY FUND

                                           June 30, 2000 (Unaudited)

                                                            MARKET
                                             NUMBER          VALUE
                                               OF            (000)
                                             SHARES            $
                                            --------       --------

Avigen, Inc. (a)                                 350             15
Bard (C.R.), Inc.                                800             39
Barr Laboratories, Inc.  (a)                     600             27
Bausch & Lomb, Inc.                              200             15
Bindley Western Industries, Inc.               1,666             44
Biomatrix, Inc. (a)                              700             16
Celera Genomics (a)                              600             56
Celgene Corp. (a)                              2,250            132
Cephalon, Inc. (a)                               300             18
Cerus Corp. (a)                                  200             10
Chiron Corp.  (a)                                600             29
Conmed Corp. (a)                                 600             15
Cooper Companies, Inc.                         1,000             36
Cor Therapeutics, Inc. (a)                       650             55
Corixa Corp. (a)                              13,600            584
Cubist Pharmaceuticals, Inc. (a)               1,400             69
CuraGen Corp. (a)                              1,350             51
Cytyc Corp. (a)                                  800             43
Datascope Corp.                                3,400            122
Diagnostic Products Corp.                      1,000             32
Dura Pharmaceuticals, Inc. (a)                 1,400             20
Emisphere Technologies, Inc. (a)                 350             15
Enzo Biochem, Inc. (a)                           500             35
Enzon, Inc. (a)                                1,050             45
First Health Group Corp. (a)                  12,450            411
Foundation Health Systems, Inc. (a)            3,100             40
Genome Therapeutics Corp. (a)                    500             15
Genzyme Corp.  (a)                               900             54
Gilead Sciences, Inc. (a)                        800             57
Health Management Associates
 Class A (a)                                   4,600             60
Human Genome Sciences, Inc. (a)                6,900            920
ICOS Corp. (a)                                   500             22
IDEC Pharmaceuticals Corp. (a)                   500             59
Imclone Systems, Inc.  (a)                       200             15
Immunomedics, Inc. (a)                           700             17
Incyte Pharmaceuticals, Inc. (a)               3,500            287
Inhale Therapeutic Systems, Inc. (a)             300             30
Invacare Corp.                                   600             16
IVAX Corp. (a)                                14,800            614
Jones Pharma, Inc.                            16,250            648
King Pharmaceuticals, Inc. (a)                 1,575             69
Lincare Holdings, Inc. (a)                       600             15
Mallinckrodt, Inc.                            10,700            465
Maxim Pharmaceuticals, Inc. (a)                1,100             57
Maxygen Inc. New (a)                             600             34
Medarex, Inc. (a)                              9,600            811
MedicaLogic/Medscape, Inc. New (a)             1,600             15
Medicis Pharmaceutical Corp.
 Class A. (a)                                  1,600             91
Medquist, Inc. (a)                               500             17
Mentor Corp.                                   1,000             27
Millennium Pharmaceuticals, Inc. (a)             800             89
MiniMed, Inc. (a)                                300             35
Mylan Laboratories, Inc.                       1,700             31
Myriad Genetics, Inc. (a)                        200             30
Nanogen, Inc. (a)                                300             13
NBTY, Inc. (a)                                 2,600             16
Noven Pharmaceuticals, Inc. (a)                  500             15
Ocular Sciences, Inc. (a)                      1,400             16
Orthodontic Centers of
 America, Inc. (a)                             2,200             50
Oxford Health Plans, Inc. (a)                  3,800             90
PacifiCare Health Systems, Inc. (a)            1,400             84
Patterson Dental Co. (a)                       1,450             74
Perrigo Co. (a)                                3,700             23
Pharmacyclics, Inc. (a)                          300             18
PolyMedica Corp. (a)                             200              9
Priority Healthcare Corp. Class B (a)            400             30
Professional Detailing, Inc. (a)                 500             17
Protein Design Labs, Inc. (a)                    500             82
Quintiles Transnational Corp. New (a)          1,500             21
Renal Care Group, Inc.  (a)                    1,500             37
Respironics, Inc.  (a)                           300              5
SangStat Medical Corp. New (a)                   300              9
SonoSite, Inc. (a)                             4,900            141
St. Jude Medical, Inc.  (a)                    1,200             55
SuperGen, Inc. (a)                               300             11
Sybron International Corp. (a)                 1,700             34
Syncor International Corp.  (a)                1,100             79
Techne Corp. (a)                                 600             79
Tenet Healthcare Corp.                        23,000            621
Theragenics Corp. (a)                          1,700             15
Titan Pharmaceuticals, Inc. (a)                  400             17
Trigon Healthcare, Inc. (a)                    1,800             93
Trimeris, Inc. (a)                               400             28
United Therapeutics Corp. New (a)                400             43
Universal Health Services,
 Inc. Class B (a)                                400             26
Varian Medical Systems, Inc. (a)               7,700            301
Vertex Pharmaceuticals, Inc. (a)                 300             32
VISX, Inc. (a)                                   900             25
Vital Signs, Inc.                              1,800             33
Watson Pharmaceuticals, Inc. (a)                 600             32
Zoll Medical Corp. (a)                           200             11
                                                         ----------
                                                              9,994
                                                         ----------


18 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                       June 30, 2000 (Unaudited)

                                                             MARKET
                                              NUMBER          VALUE
                                                OF            (000)
                                              SHARES            $
                                             --------       --------

INTEGRATED OILS - 0.3%
Ashland, Inc.                                   1,600             56
Cabot Oil & Gas Corp.                           4,700            100
Cross Timbers Oil Co.                           3,800             84
Lyondell Petrochemical Co.                      1,300             22
Tesoro Petroleum Corp.  (a)                     2,400             24
                                                          ----------
                                                                 286
                                                          ----------

MATERIALS AND PROCESSING - 6.0%
Advanced Energy Industries, Inc. (a)              500             29
Albany International Corp. Class A (a)          2,700             39
Albemarle Corp.                                 3,800             75
Allegheny Technologies, Inc.                    6,000            108
AMCOL International Corp.                       1,700             28
American Standard Cos., Inc. (a)                1,900             78
Arch Chemicals, Inc.                              900             20
Bemis Co., Inc.                                   800             27
Boise Cascade Corp.                               800             21
Bowater, Inc.                                     700             31
Brady Corp. Class A                               350             11
Cambrex Corp.                                   1,300             59
Centex Construction Products, Inc.                700             16
Chemed Corp.                                    3,400             96
Cleveland-Cliffs, Inc.                            700             18
Commercial Metals Co.                           2,500             69
Crompton Corp. (a)                              2,600             32
Cytec Industries, Inc. (a)                      2,200             54
Delta and Pine Land Co.                         1,200             30
Eastman Chemical Co.                            1,300             62
Engelhard Corp.                                 2,800             48
FMC Corp. (a)                                   1,100             64
Freeport-McMoRan Copper & Gold, Inc.
 Class B (a)                                    5,200             48
Geon Co.                                        3,600             67
Georgia Gulf Corp.                             14,900            310
Georgia-Pacific Corp. (Timber Group)            1,500             32
Granite Construction, Inc.                      5,800            142
Greif Bros. Corp. Class A                         900             28
Harland (John H.) Co.                           3,600             54
Harsco Corp.                                    5,400            138
Hercules, Inc.                                    800             11
Hughes Supply, Inc.                             3,200             63
Insituform Technologies, Inc.
 Class A (a)                                      900             25
Kaufman & Broad Home Corp.                     13,400            265
Lafarge Corp.                                   4,700             99
Lone Star Technologies, Inc. (a)                1,700             79
Louisiana Pacific Corp.                        25,100            273
LTV Corp.                                      10,000             29
Lubrizol Corp.                                  5,700            120
Mead Corp.                                      2,300             58
Methode Electronics, Inc. Class A                 350             14
Millennium Chemicals, Inc.                      7,800            133
Mueller Industries, Inc. (a)                    5,500            154
NCI Building Systems, Inc. (a)                  1,600             32
Newmont Mining Corp.                            1,600             35
NL Industries, Inc.                             1,300             20
Nortek, Inc. (a)                                1,700             34
Nucor Corp.                                       800             27
Olin Corp.                                     13,500            223
Owens-Illinois, Inc. (a)                        1,900             22
Paxar Corp. (a)                                 4,100             49
Phelps Dodge Corp.                                400             15
Pitt-Des Moines, Inc.                           1,000             19
Pope & Talbot, Inc.                             3,800             61
Precision Castparts Corp.                      10,200            462
Rayonier, Inc.                                  8,100            291
Reliance Steel & Aluminum Co.                   1,450             28
Ryerson Tull, Inc.                              1,100             11
Shaw Group, Inc. (The) (a)                      1,000             47
Sherwin-Williams Co.                            1,300             28
Sigma Aldrich Corp.                             8,000            234
Simpson Manufacturing Co., Inc. (a)               400             19
Smurfit-Stone Container Corp. (a)               1,600             21
Sonoco Products Co.                               700             14
Spartech Corp.                                  4,300            116
St. Joe Co. (The)                               1,100             33
Standex International Corp.                     1,000             16
Symyx Technologies, Inc. New (a)                  400             17
Temple-Inland, Inc.                               500             21
Texas Industries, Inc.                          4,700            136
Timken Co.                                      1,500             28
USG Corp.                                       2,000             61
USX-U.S. Steel Group                            2,400             45
Valence Technology, Inc. (a)                    1,500             28
Valmont Industries, Inc.                        1,500             30
Valspar Corp.                                     900             29
W.R. Grace & Co. (a)                           16,700            201
Waters Corp. (a)                                1,300            161
Webb (Del E.) Corp. (a)                         5,700             86
Westvaco Corp.                                 10,800            267
Willamette Industries, Inc.                     1,400             37
                                                          ----------
                                                               6,161
                                                          ----------

MISCELLANEOUS - 0.1%
Adminstaff, Inc. (a)                              300             19
Agribrands International, Inc. (a)              1,500             63
F.Y.I., Inc. (a)                                1,300             44
                                                          ----------
                                                                 126
                                                          ----------

                                                       Aggressive Equity Fund 19

AGGRESSIVE EQUITY FUND

                                                       June 30, 2000 (Unaudited)

                                                             MARKET
                                               NUMBER         VALUE
                                                 OF           (000)
                                               SHARES           $
                                              --------       --------

OTHER ENERGY - 6.0%
Atwood Oceanics, Inc. (a)                         700             31
BJ Services Co. (a)                             1,200             75
Brown (Tom), Inc.  (a)                          2,700             62
Cleco Corp.                                     2,900             97
Cooper Cameron Corp. (a)                        1,200             79
Devon Energy Corp.                              1,300             73
EEX Corp. (a)                                   6,200             36
ENSCO International, Inc.                       2,800            100
EOG Resources, Inc.                             1,000             34
Forest Oil Corp. (a)                           11,500            183
Global Marine, Inc. (a)                         3,000             85
Hanover Compressor Co. (a)                      5,400            205
Helmerich & Payne, Inc.                           500             19
HS Resources, Inc. (a)                          1,200             36
Key Energy Group, Inc. (a)                      3,200             31
Kinder Morgan, Inc.                             1,400             48
Marine Drilling Co, Inc. (a)                      500             14
Nabors Industries, Inc. (a)                     1,000             42
Newfield Exploration Co. (a)                    3,400            133
Noble Affiliates, Inc.                         10,300            384
Noble Drilling Corp.  (a)                      14,300            589
Northwestern Corp.                              2,200             51
Ocean Energy, Inc. (a)                          1,400             20
Octel Corp. (a)                                 1,900             15
ONEOK, Inc.                                     4,900            127
Patterson Energy, Inc. (a)                      1,200             34
Pioneer Natural Resources Co. (a)              14,500            185
Pogo Producing Co.                              3,000             66
Pride International, Inc. (a)                   7,800            193
Rowan Cos., Inc. (a)                            1,600             49
Seacor Holdings, Inc. (a)                       1,050             41
Sempra Energy                                   8,400            143
Smith International, Inc.  (a)                  7,000            510
Stone Energy Corp. (a)                            900             54
Sunoco, Inc.                                      500             15
Superior Energy Services, Inc.                  1,900             20
Tidewater, Inc.                                 1,300             47
Ultramar Diamond Shamrock Corp.                15,100            375
UniSource Energy Corp.                         10,800            162
Unit Corp. (a)                                  1,300             18
UTI Energy Corp. (a)                              800             32
Valero Energy Corp.                            28,300            898
Varco International, Inc. (a)                  17,701            411
Vintage Petroleum, Inc.                        10,500            236
Weatherford International, Inc. (a)               800             31
                                                          ----------
                                                               6,089
                                                          ----------

PRODUCER DURABLES - 5.9%
Alpine Group, Inc. (a)                          2,200             15
American Power Conversion Corp. (a)             4,900            200
ANTEC Corp. (a)                                   400             17
Applied Industrial Technology, Inc.             4,100             67
Applied Power, Inc. Class A                     5,300            178
Asyst Technologies, Inc. (a)                    1,550             53
ATMI, Inc. (a)                                  7,600            353
Belden, Inc.                                      300              8
Briggs & Stratton Corp.                           700             24
C-COR Electronics, Inc. (a)                       600             16
Cognex Corp. (a)                                1,300             67
Cohu, Inc.                                        600             16
Credence Systems Corp. (a)                      1,800             99
Crossmann Communities, Inc. (a)                 1,500             25
CTS Corp.                                         500             23
Cummins Engine Co., Inc.                       10,800            294
D.R. Horton, Inc.                              20,200            274
Detroit Diesel Corp.                            1,700             25
Donaldson Co., Inc.                             4,500             89
Electroglas, Inc. (a)                             600             13
EMCOR Group, Inc. (a)                           3,600             83
ESCO Electronics Corp. (a)                      1,300             22
Franklin Electric Co., Inc.                       200             13
GaSonics International Corp. (a)                  250             10
GenCorp, Inc.                                   7,800             62
General Cable Corp.                             5,700             46
General Semiconductor, Inc. (a)                 2,400             35
Gentex Corp. (a)                                  600             15
Grant Prideco, Inc. (a)                           800             20
Helix Technology Corp.                            600             23
JLG Industries, Inc.                            5,300             63
Kaman Corp. Class A                             5,600             59
Kennametal, Inc.                                  800             17
Kent Electronics Corp. (a)                      1,800             54
Kulicke & Soffa Industries, Inc. (a)            1,200             71
Lennar Corp.                                    2,600             53
Littlefuse, Inc. (a)                            6,600            323
Litton Industries, Inc. (a)                       500             21
LTX Corp.  (a)                                  6,700            234
M.D.C. Holdings, Inc.                           4,700             88
Mettler-Toledo International, Inc. (a)          1,200             48
Micrel, Inc. (a)                                2,120             92
Millipore Corp.                                 1,700            128
Moog, Inc. (a)                                    900             24
National-Oilwell, Inc. (a)                      6,200            204
Novellus Systems, Inc. (a)                      3,600            204
NVR, Inc. (a)                                   1,600             91
Pall Corp.                                        800             15
Plexus Corp.  (a)                                 900            102
Power Integrations, Inc. (a)                      700             16

20 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                       June 30, 2000 (Unaudited)

                                                             MARKET
                                                NUMBER       VALUE
                                                  OF         (000)
                                                SHARES         $
                                               --------     --------

Power-One, Inc. (a)                                 600             68
Presstek, Inc. (a)                                  800             13
PRI Automation, Inc. (a)                            650             42
Primex Technologies, Inc.                         1,600             35
Pulte Corp.                                      12,000            260
Republic Services, Inc. (a)                      33,200            531
Ryland Group, Inc.                                1,600             35
Sawtek, Inc. (a)                                    800             46
Sensormatic Electronics Corp. (a)                 1,100             17
SPX Corp. (a)                                       600             73
Standard Pacific Corp.                            6,600             66
Steelcase, Inc. Class A                           1,300             22
Technitrol, Inc.                                    800             78
Tecumseh Products Co. Class A                     3,500            134
Tektronix, Inc.                                     200             15
Terex Corp. (a)                                   7,400            105
Thermo Electron Corp. (a)                         1,200             25
Toll Brothers, Inc. (a)                           7,000            144
Triquint Semiconductor, Inc. (a)                  1,700            163
Varian, Inc. New (a)                              1,000             46
Watts Industries, Inc. Class A                    1,800             22
WESCO International, Inc. (a)                     1,700             15
                                                            ----------
                                                                 6,047
                                                            ----------

TECHNOLOGY - 24.9%
Actel Corp. (a)                                   1,100             50
Acxiom Corp. (a)                                    700             20
Adaptec, Inc. (a)                                 1,600             36
Adtran, Inc. (a)                                    800             48
Advanced Digital Information (a)                  2,000             32
Advanced Fibre Communications (a)                 3,300            149
Advanced Radio Telecom Corp. (a)                  8,200            117
Advent Software, Inc. (a)                         1,400             91
Aeroflex, Inc.                                      900             45
Affiliated Computer Services, Inc.
  Class  A (a)                                      700             23
Allaire Corp. (a)                                 1,300             48
Alliant Techsystems, Inc.  (a)                      400             27
Allscripts, Inc. New (a)                            300              7
Alpha Industries, Inc. (a)                        1,000             44
Amkor Technology, Inc. (a)                        2,600             92
Amphenol Corp. Class A (a)                        5,650            374
ANADIGICS, Inc. (a)                               1,250             43
Anaren Microwave, Inc. (a)                          537             70
Andrew Corp. (a)                                  1,450             49
Anixter International, Inc. (a)                  10,900            289
AnswerThink Consulting
 Group, Inc. (a)                                    200              3
Apex, Inc. (a)                                    1,100             48
Applied Micro Circuits Corp. (a)                  1,300            128
AppNet, Inc. New (a)                                700             25
Arrow Electronics, Inc. (a)                      10,300            319
ASE Test, Ltd. (a)                               17,000            499
Ask Jeeves, Inc. (a)                                500              9
Aspen Technology, Inc. (a)                          400             15
Atmel Corp. (a)                                   6,100            225
Audiovox Corp. Class A (a)                        3,200             70
Autodesk, Inc.                                      600             21
Avnet, Inc.                                      10,200            604
AVX Corp.                                        15,300            351
AXENT Technologies, Inc. (a)                      4,400            109
Barra, Inc. (a)                                   1,040             52
BEA Systems, Inc. (a)                             4,300            212
BISYS Group, Inc. (a)                               300             18
Black Box Corp. (a)                               1,100             87
Brio Technology, Inc. (a)                           600             13
Broadbase Software, Inc. (a)                        750             23
BroadVision, Inc. (a)                            20,375          1,034
Brocade Communications
 Systems, Inc. (a)                                  600            110
Burr-Brown Corp. (a)                              1,700            147
C-Cube Microsystems, Inc. New (a)                   700             14
Cabletron Systems, Inc. (a)                       1,900             48
CACI International, Inc. Class A (a)                800             15
Cadence Design Systems, Inc. (a)                  4,100             84
Caliper Technologies Corp. New (a)                  200              9
Carrier Access Corp. (a)                            500             26
CDW Computer Centers, Inc. (a)                    4,334            271
Ceridian Corp. (a)                                1,400             34
CheckFree Holdings Corp. (a)                        400             21
Ciber, Inc. (a)                                   1,100             15
Cirrus Logic, Inc. (a)                           19,300            309
Clarent Corp. (a)                                 4,802            343
Clarus Corp. (a)                                    300             12
CNET Networks, Inc. (a)                           5,800            142
Coherent, Inc. (a)                                  400             33
Comdisco, Inc.                                   21,300            475
Compuware Corp. (a)                               3,900             40
Conexant Systems, Inc.  (a)                       3,600            175
Cooper Industries, Inc.                             800             26
Covad Communications
 Group, Inc. (a)                                  2,350             38
Cree, Inc. (a)                                      850            114
CSG Systems International, Inc. (a)                 600             34
Cybex Computer Products Corp. (a)                   650             27
Cymer, Inc. (a)                                   1,700             81
Cypress Semiconductor Corp.  (a)                  2,300             97
Dallas Semiconductor Corp.                        2,500            102
Dendrite International, Inc. (a)                    800             27
Digex, Inc. (a)                                   7,300            496
Digital Island, Inc. New (a)                      1,250             61

                                                       Aggressive Equity Fund 21

AGGRESSIVE EQUITY FUND

                                                       June 30, 2000 (Unaudited)

                                                              MARKET
                                               NUMBER          VALUE
                                                 OF            (000)
                                               SHARES            $
                                              --------       --------

Ditech Communications
 Corp. New (a)                                   1,200            113
Documentum, Inc. (a)                             1,200            107
DSP Group, Inc. (a)                              1,700             97
DST Systems, Inc. (a)                              800             61
E-Tek Dynamics, Inc. (a)                           700            185
E.piphany, Inc. New (a)                            500             54
EarthLink, Inc. (a)                                902             14
Elantec Semiconductor, Inc. (a)                    900             63
Electro Rent Corp. (a)                           2,200             25
Electro Scientific Industries, Inc. (a)            800             35
Electronic Arts, Inc. (a)                          700             51
Emulex Corp. (a)                                   400             26
Entrust Technologies, Inc. (a)                   1,000             83
ESS Technology, Inc. (a)                           900             13
Esterline Corp.  (a)                             1,500             22
Exar Corp. (a)                                     200             17
Exchange Applications, Inc. (a)                    800             21
Exodus Communications, Inc. (a)                  6,400            295
FactSet Research Systems, Inc.                     600             17
FileNet Corp.  (a)                                 600             11
FirePond, Inc. New (a)                           1,000             36
Go2Net, Inc. (a)                                 1,000             50
GTECH Holdings Corp. (a)                         2,500             57
Haemonetics Corp. (a)                            2,600             55
Harmonic Lightwaves, Inc. (a)                      596             15
HNC Software, Inc. (a)                           6,400            395
Hyperion Solutions Corp. (a)                       500             16
IDT Corp. (a)                                      600             20
Illuminet Holdings, Inc. New (a)                   950             48
Imation Corp. (a)                                6,500            191
InFocus Corp. (a)                                  800             26
Informatica Corp. (a)                              400             33
Informix Corp. (a)                              17,700            132
InfoSpace.com, Inc. (a)                          3,000            166
Ingram Micro, Inc. Class A (a)                     900             16
Insight Enterprises, Inc. (a)                    1,800            107
Integrated Device Technology, Inc. (a)             600             36
Integrated Silicon Solution, Inc. (a)            1,750             66
Interactive Intelligence, Inc. New (a)             700             26
Intergraph Corp. (a)                             5,200             39
Interliant, Inc. New (a)                        20,400            476
Internap Network Services Corp. (a)              1,500             62
International Rectifier Corp. (a)                9,250            518
Intertrust Technologies Corp. (a)                1,650             34
InterWorld Corp. New (a)                           100              2
Interwoven, Inc. (a)                               775             85
IntraNet Solutions, Inc. (a)                     1,800             69
ISS Group, Inc. (a)                              1,300            128
ITXC Corp. New (a)                                 350             12
IXL Enterprises, Inc. (a)                        1,050             16
J.D. Edwards & Co. (a)                           1,000             15
Jabil Circuit, Inc. (a)                          5,700            283
JDA Software Group, Inc. (a)                     1,000             19
Kana Communications, Inc. (a)                    1,000             62
Kemet Corp. (a)                                 18,500            464
Keynote Systems, Inc. (a)                          325             23
Kopin Corp. (a)                                  1,000             69
Lam Research Corp. (a)                           4,000            150
Lattice Semiconductor Corp. (a)                  1,900            131
Legato Systems, Inc. (a)                         1,100             17
Macromedia, Inc. (a)                               500             48
Macrovision Corp. (a)                            1,300             83
MarchFirst, Inc. (a)                             5,200             95
Mattson Technology, Inc. (a)                       600             20
Mercator Software, Inc. (a)                        100              7
Mercury Computer Systems, Inc. (a)                 400             13
Mercury Interactive Corp. (a)                    2,800            271
Microchip Technology, Inc. (a)                   3,150            184
Micromuse, Inc. (a)                              1,000            165
MicroStrategy, Inc. (a)                            800             24
MMC Networks, Inc. (a)                             500             27
National Computer Systems, Inc.                  1,800             88
National Instruments Corp. (a)                   1,150             50
Natural Microsystems Corp. (a)                     800             90
NCR Corp. (a)                                    1,200             47
Netegrity, Inc. (a)                                400             30
NetIQ Corp. (a)                                    800             48
Netopia, Inc. (a)                                  800             32
Network Appliance, Inc. (a)                      6,300            507
Network Associates, Inc. (a)                    12,500            255
New Era of Networks, Inc. (a)                      500             21
Newport Corp. (a)                                  200             21
NVIDIA Corp. (a)                                 1,000             64
OnDisplay, Inc. (a)                                200             16
Optimal Robotics Corp. New (a)                   7,600            291
Paradyne Networks, Inc. New (a)                    300             10
Parametric Technology Corp. (a)                  2,600             28
Park Electrochemical Corp.                       1,300             47
PeopleSoft, Inc. (a)                             4,700             78
Peregrine Systems, Inc. (a)                      1,200             42
Pericom Semiconductor Corp. (a)                  4,900            337
PerkinElmer, Inc.                                  800             53
Perot Systems Corp. Class A (a)                  4,200             46
Phoenix Technologies, Ltd.  (a)                  1,000             16
Pinnacle Systems, Inc. (a)                       1,150             26
Pioneer-Standard Electronics, Inc.               3,600             53
PMC - Sierra, Inc. (a)                           2,900            515
Polycom, Inc. (a)                                  400             38
Portal Software, Inc. (a)                       10,594            677
Predictive Systems, Inc. New (a)                   200              7
Progress Software Corp. (a)                        900             16

22 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                       June 30, 2000 (Unaudited)

                                                               MARKET
                                                NUMBER          VALUE
                                                  OF            (000)
                                                SHARES            $
                                               --------       --------

Proxicom, Inc. (a)                                1,000             48
Proxim, Inc. (a)                                  1,000             98
Puma Technology, Inc. (a)                           700             19
PurchasePro.com, Inc. New (a)                       300             12
QLogic Corp. (a)                                  2,600            172
Quantum Corp. - DLT & Storage Systems
 (a)                                              1,800             17
Quantum Corp. - Hard Disk Drive (a)              50,600            560
Rare Medium Group, Inc. (a)                       2,200             35
Rational Software Corp. (a)                       2,100            195
Redback Networks, Inc. (a)                        1,200            215
Register.com, Inc. New (a)                        1,400             43
REMEC, Inc. (a)                                   4,400            184
Remedy Corp. (a)                                  1,550             86
RF Micro Devices, Inc. (a)                        1,800            158
Rhythms NetConnections, Inc. (a)                  4,200             53
Robotic Vision Systems, Inc. (a)                  3,000             55
Rogers Corp. (a)                                  1,000             35
RSA Security, Inc. (a)                            1,500            104
Safeguard Scientifics, Inc.  (a)                  1,500             48
Sandisk Corp. (a)                                 6,680            409
Sanmina Corp. (a)                                   560             48
Sapient Corp. (a)                                 1,300            139
SCI Systems, Inc.  (a)                            3,300            129
Scientific-Atlanta, Inc.                          3,400            253
Semtech Corp. (a)                                 1,400            106
Silicon Image, Inc. New (a)                         300             15
Silicon Storage Technology, Inc. (a)                500             44
SilverStream Software, Inc. New (a)                 200             12
SmartServ Online, Inc. (a)                          400             28
Software.com, Inc. New (a)                        1,000            130
SonicWALL, Inc. New (a)                             400             35
StarTek, Inc. (a)                                   300             15
Stoneridge, Inc. (a)                              1,800             16
Sybase, Inc. (a)                                  1,600             37
Symantec Corp. (a)                                3,500            189
Symbol Technologies, Inc.                         2,275            123
Synopsys, Inc. (a)                                  700             24
Tech Data Corp. (a)                               1,200             52
Tekelec, Inc. (a)                                 1,000             48
TelCom Semiconductor, Inc. (a)                      500             20
Three-Five Systems, Inc. (a)                      1,100             65
Titan Corp. (a)                                   1,500             67
Trimble Navigation, Ltd. (a)                        900             44
Tumbleweed Communications
 Corp. New (a)                                    8,500            432
Universal Electronics, Inc. (a)                     250              6
USinternetworking, Inc. (a)                         900             18
VA Linux Systems, Inc. New (a)                   13,100            563
Varian Semiconductor Equipment
 Associates, Inc. (a)                             2,925            184
VeriSign, Inc. (a)                                1,300            229
Verity, Inc. (a)                                    650             25
VerticalNet, Inc. (a)                             2,600             96
Viant Corp. New (a)                               1,500             44
ViaSat, Inc. (a)                                    200             11
Vignette Corp. (a)                                1,800             94
Vishay Intertechnology, Inc.  (a)                 7,900            300
Volt Information Sciences, Inc. (a)                 800             26
Wave Systems Corp. (a)                              600              9
Westell Technologies, Inc. (a)                    1,100             16
Wind River Systems, Inc. (a)                      1,750             66
Wink Communications, Inc. New (a)                   500             15
Xircom, Inc. (a)                                  4,900            233
Zebra Technologies Corp. Class A (a)                400             18
Zoran Corp. (a)                                     500             34
                                                            ----------
                                                                25,510
                                                            ----------

UTILITIES - 10.4%
Adelphia Business Solutions, Inc. (a)            11,000            254
Allegiance Telecom, Inc. (a)                      1,800            115
Alliant Energy Corp.                             12,300            320
American Tower Corp. Class A (a)                    600             25
Aspect Communications Corp. (a)                   1,700             67
Black Hills Corp.                                 1,700             38
BroadWing, Inc. (a)                                 800             21
C&D Technologies, Inc.                            1,200             68
Cable Design Technologies Corp. (a)                 900             30
Calpine Corp. (a)                                15,200            999
CapRock Communications
 Corp. New (a)                                      900             18
Cascade Natural Gas Corp.                         1,200             20
CenturyTel, Inc.                                  1,200             35
CH Energy Group, Inc.                             2,900             98
Citizens Communications Co. (a)                   4,000             69
Commonwealth Telephone Enterprises, Inc.
 (a)                                                200              9
CommScope, Inc. (a)                               2,300             94
Copper Mountain Networks, Inc. (a)                  300             26
Digital Microwave Corp. (a)                       8,250            314
DQE, Inc.                                        13,200            521
Dycom Industries, Inc. (a)                        8,000            368
El Paso Electric Co. (a)                         12,400            139
Energen Corp.                                     5,200            113
Energy East Corp.                                 2,800             53
Finisar Corp. (a)                                 1,500             39
Hawaiian Electric Industries, Inc.               10,300            338
ICG Communications, Inc. (a)                      1,300             29
Idacorp, Inc.                                     7,000            226
InterDigital Communications Corp. (a)               800             13
Intermedia Communications, Inc. (a)               1,900             56
IPALCO Enterprises, Inc.                          1,200             24

                                                       Aggressive Equity Fund 23

AGGRESSIVE EQUITY FUND

                                                       June 30, 2000 (Unaudited)

                                                           MARKET
                                            NUMBER          VALUE
                                              OF            (000)
                                            SHARES            $
                                           --------        --------

MasTec, Inc. (a)                              5,500             210
McLeodUSA, Inc. (a)                           4,300              89
MRV Communications, Inc. (a)                  1,400              94
New Jersey Resources Corp.                    1,400              53
Niagara Mohawk Holdings, Inc. (a)             8,300             116
Northwest Natural Gas Co.                     2,400              54
NSTAR                                           800              33
OGE Energy Corp.                              9,800             181
Piedmont Natural Gas Co., Inc.                2,000              53
Pinnacle Holdings, Inc. (a)                   8,100             437
Pinnacle West Capital Corp.                  14,400             488
Potomac Electric Power Co.                    1,100              28
Powertel, Inc. (a)                            1,000              71
Powerwave Technologies, Inc. (a)              1,750              77
Price Communications Corp. (a)                1,800              42
Primus Telecommunications
 Group, Inc. (a)                                700              17
Public Service Co. of New Mexico             12,000             185
Puget Sound Energy, Inc.                      4,500              96
Quanta Services, Inc. (a)                     9,450             520
RCN Corp. (a)                                11,600             294
RGS Energy Group, Inc.                        6,100             136
SBA Communications Corp. (a)                    800              42
SCANA Corp.                                  12,600             304
SDL, Inc. (a)                                 1,900             542
South Jersey Industries, Inc.                 1,500              39
TECO Energy, Inc.                             1,400              28
Telephone & Data Systems, Inc.                  800              80
Terayon Communication
 Systems, Inc. (a)                            1,300              83
Time Warner Telecom, Inc.
 Class A (a)                                  4,400             284
Tollgrade Communications, Inc. (a)              500              66
TranSwitch Corp. (a)                          1,800             139
Tut Systems, Inc. (a)                         1,300              74
United Illuminating Co.                       3,900             171
UtiliCorp United, Inc.                       11,500             229
VoiceStream Wireless Corp. (a)                1,591             185
West TeleServices Corp. (a)                     800              20
Western Wireless Corp. Class A (a)            8,000             436
WinStar Communications, Inc. (a)              2,100              72
WPS Resources Corp.                           2,700              81
                                                         ----------
                                                             10,688
                                                         ----------

TOTAL COMMON STOCKS
(cost $86,357)                                               94,634
                                                         ----------

SHORT-TERM INVESTMENTS - 7.5%
Frank Russell Investment Company
 Money Market Fund,
 due on demand (b)                            6,468           6,468
United States Treasury Bills (c)(d)
 5.94% due 12/21/00                           1,200           1,166
                                                         ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $7,634)                                                 7,634
                                                         ----------

TOTAL INVESTMENTS - 100.0%
(identified cost $93,991)                                   102,268

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                       23
                                                         ----------


NET ASSETS - 100.0%                                         102,291
                                                         ==========


(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d)  Rate noted is yield-to-maturity from date of acquisition.


FUTURES CONTRACTS
                                                           UNREALIZED
                                            NUMBER        APPRECIATION
                                              OF         (DEPRECIATION)
                                           CONTRACTS          (000)
                                           ---------     --------------
S&P 500 Index
        expiration date 09/00                      8     $         (30)

S&P 400 Midcap Index
        expiration date 09/00                     21              (165)
                                                         --------------
Total Unrealized Appreciation
        (Depreciation) on Open
        Futures Contracts Purchased                      $        (195)
                                                         ==============

See accompanying notes which are an integral part of the financial statements.

24 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        June 30, 2000 (Unaudited)

ASSETS
Investments at market (identified cost $93,991)  ................................    $ 102,268
Receivables:
 Dividends ......................................................................          107
 Investments sold ...............................................................        4,203
 Fund shares sold ...............................................................           43
Deferred organization expenses ..................................................            2
Prepaid expenses ................................................................            1
                                                                                     ---------

   Total assets .................................................................      106,624

LIABILITIES
Payables:
 Investments purchased .............................................    $   4,090
 Fund shares redeemed ..............................................            4
 Accrued fees to affiliates ........................................            9
 Other accrued expenses ............................................          179
 Daily variation margin on futures contracts .......................           51
                                                                        ---------

   Total liabilities ............................................................        4,333
                                                                                     ---------

NET ASSETS ......................................................................    $ 102,291
                                                                                     =========

NET ASSETS CONSIST OF:
Undistributed net investment income .............................................    $      38
Accumulated net realized gain (loss)  ...........................................        3,264
Unrealized appreciation (depreciation) on:
 Investments ....................................................................        8,277
 Futures contracts ..............................................................         (195)
Shares of beneficial interest ...................................................           76
Additional paid-in capital ......................................................       90,831
                                                                                     ---------

NET ASSETS ......................................................................    $ 102,291
                                                                                     =========

NET ASSET VALUE, offering and redemption price per share:
 ($102,291,007 divided by 7,584,285 shares of $.01 par value
   shares of beneficial interest outstanding)  ..................................    $   13.49
                                                                                     =========

  See accompanying notes which are an integral part of the financial statements.

                                                       Aggressive Equity Fund 25

AGGRESSIVE EQUITY FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  Six Months Ended June 30, 2000 (Unaudited)

INVESTMENT INCOME
 Dividends ..............................................................       $   752
 Dividends from Money Market Fund .......................................            46
 Interest ...............................................................            19
                                                                                -------

   Total investment income ..............................................           817

EXPENSES
 Management fees ..............................................   $   489
 Custodian fees ...............................................       123
 Transfer agent fees ..........................................         1
 Professional fees ............................................        12
 Registration fees ............................................         9
 Trustees' fees ...............................................         8
 Amortization of deferred organization expenses ...............         1
 Miscellaneous ................................................        28
                                                                  -------

 Expenses before reductions ...................................       671
 Expense reductions ...........................................       (21)
                                                                  -------

   Expenses, net ........................................................           650
                                                                                -------

Net investment income ...................................................           167
                                                                                -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments .....................................................  3,328
 Futures contracts ...............................................    947         4,275
                                                                  -------       -------
Net change in unrealized appreciation (depreciation) on:
 Investments .....................................................   (357)
 Futures contracts ...............................................   (491)         (848)
                                                                  -------       -------

Net realized and unrealized gain (loss)  ................................         3,427
                                                                                -------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...................       $ 3,594
                                                                                =======

See accompanying notes which are an integral part of the financial statements.

26 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                           SIX MONTHS ENDED
                                                                             JUNE 30, 2000        YEAR ENDED
                                                                              (UNAUDITED)      DECEMBER 31, 1999
                                                                           ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income .................................................       $     167           $     221
 Net realized gain (loss) ..............................................           4,275               2,030
 Net change in unrealized appreciation (depreciation) ..................            (848)              6,041
                                                                               ---------           ---------

   Net increase (decrease) in net assets from operations ...............           3,594               8,292
                                                                               ---------           ---------

DISTRIBUTIONS
 From net investment income ............................................            (171)               (193)
 From net realized gain ................................................          (2,512)               (340)
                                                                               ---------           ---------

   Net decrease in net assets from distributions .......................          (2,683)               (533)
                                                                               ---------           ---------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions .........           2,230              66,784
                                                                               ---------           ---------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ............................           3,141              74,543

NET ASSETS
 Beginning of period ...................................................          99,150              24,607
                                                                               ---------           ---------
 End of period (including undistributed net investment income of
   $38 and $42, respectively) ..........................................       $ 102,291           $  99,150
                                                                               =========           =========

  See accompanying notes which are an integral part of the financial statements.

                                                       Aggressive Equity Fund 27

AGGRESSIVE EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                           YEARS ENDED DECEMBER 31,
                                                                      -----------------------------------
                                                           2000*         1999         1998        1997**
                                                        ----------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD ..............     $    13.36    $   12.70    $   13.45    $   10.00
                                                        ----------    ---------    ---------    ---------

INCOME FROM OPERATIONS
 Net investment income (a) ........................            .02          .05          .02          .04
 Net realized and unrealized gain (loss) ..........            .44          .71          .13         3.45
                                                        ----------    ---------    ---------    ---------

   Total income from operations ...................            .46          .76          .15         3.49
                                                        ----------    ---------    ---------    ---------

DISTRIBUTIONS
 From net investment income .......................           (.02)        (.04)        (.02)        (.04)
 From net realized gain ...........................           (.31)        (.06)        (.88)          --
                                                        ----------    ---------    ---------    ---------

   Total distributions ............................           (.33)        (.10)        (.90)        (.04)
                                                        ----------    ---------    ---------    ---------

NET ASSET VALUE, END OF PERIOD ....................     $    13.49    $   13.36    $   12.70    $   13.45
                                                        ==========    =========    =========    =========

TOTAL RETURN (%)(b) ...............................           3.41         6.08         1.02        35.07

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
   thousands) .....................................        102,291       99,150       24,607       15,372

 Ratios to average net assets (%)(c):
   Operating expenses, net ........................           1.25         1.25         1.25         1.25
   Operating expenses, gross ......................           1.29         1.34         1.67         2.22
   Net investment income ..........................            .32          .37          .19          .39

 Portfolio turnover rate (%) ......................         122.12       111.46        79.88        91.56

*    For the six months ended June 30, 2000 (Unaudited).
** For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

28 Aggressive Equity Fund

NON-US FUND

STATEMENT OF NET ASSETS

                                                       June 30, 2000 (Unaudited)

                                                            MARKET
                                            NUMBER          VALUE
                                              OF            (000)
                                            SHARES            $
                                           --------        --------
COMMON STOCKS - 94.2%
AUSTRALIA - 1.5%
AMP, Ltd.                                    10,909             111
Australia & New Zealand Bank Group,
 Ltd                                         93,724             718
Broken Hill Proprietary Co.                  10,134             120
Cable & Wireless Optus, Ltd. (a)            306,700             913
CSR, Ltd.                                    26,798              74
Goodman Fielder Wattie                      279,042             207
Lend Lease Corp.                              7,539              96
National Australia Bank, Ltd.                 8,200             137
Qantas Airways, Ltd.                        149,200             302
Southcorp Holdings, Ltd.                     39,500             114
Telstra Corp., Ltd.                          41,460             154
Westpac Banking Corp.                        12,486              90
WMC, Ltd.                                     9,313              42
                                                         ----------
                                                              3,078
                                                         ----------

AUSTRIA - 0.3%
Bank Austria AG                              10,333             503
                                                         ----------

BELGIUM - 0.3%
Agfa Gevaert                                  1,482              34
Dexia                                         3,611             543
Real Software                                   900              58
Ubizen (a)                                    1,236              44
                                                         ----------
                                                                679
                                                         ----------

CANADA - 1.0%
Ballard Power Systems, Inc. (a)               3,300             296
Nortel Networks Corp.                        21,029           1,450
Rogers Communications, Inc.
 Class B (a)                                  7,800             222
                                                         ----------
                                                              1,968
                                                         ----------

DENMARK - 0.5%
Jyske Bank A/S (Regd)                        13,882             259
Novo Nordisk A/S Series B                       791             135
Vestas Wind Systems A/S (a)                  16,840             618
                                                         ----------
                                                              1,012
                                                         ----------

FINLAND - 2.0%
Helsinki Telephone Corp. Series E             7,700             754
Kesko Oyj                                    24,648             251
Nokia Oyj                                    47,108           2,404
Sampo Insurance Co., Ltd. Series A            1,125              46
Sonera Group Oyj                             13,100             597
Tietoenator Oyj                               1,488              49
                                                         ----------
                                                              4,101
                                                         ----------
FRANCE - 10.6%
Alcatel                                      11,755             771
Alcatel Alsthom Compagnie Generale
 d'Electricite - ADR                         15,011             998
Alstom                                       30,335             820
Assurances Generales de France               10,574             559
Aventis SA                                   14,084           1,010
AXA                                           1,386             218
Banque Nationale Paris                       11,190           1,077
Bongrain SA                                     809             212
Carrefour SA                                 11,752             803
Castorama Dubois                              2,640             653
Christian Dior SA                             1,195             271
Cie de St. Gobain                             2,400             324
CNP Assurances                                1,375              47
Coface                                          565              54
Coflexip SA                                     538              65
Fimatex (a)                                   4,986              74
France Telecom SA                             1,277             178
Genset (a)                                    1,127              81
Groupe Danone                                 2,792             371
L'Air Liquide                                 5,249             685
Lafarge SA                                    2,725             212
Lagardere S.C.A                               1,760             134
Michelin (Cie Gen) Class B                   14,483             465
Renault (Regie Nationale)                     2,735             124
Rhodia SA                                    27,895             469
Rhone-Poulenc SA Class A - ADR                8,859             647
Societe Generale Series A                     5,924             356
Societe Television Francaise (a)              7,530             525
Stmicroelectronics N.V                       22,836           1,439
Suez Lyonnaise des Eaux SA                   10,011           1,754
Thomson-CSF                                   5,271             208
Total Co. SA Class B                         14,866           2,279
Total Fina SA - ADR (a)                      11,816             908
Usinor Sacilor                               30,652             374
Vivendi                                      26,107           2,303
                                                         ----------
                                                             21,468
                                                         ----------

GERMANY - 8.1%
1&1 Aktiengesellschaft & Co. (a)                328              40
Allianz AG                                    3,180           1,142
BASF AG                                       7,415             298
Bayer AG                                     27,582           1,076
Bayerische Hypo Vereinsbank AG                7,700             497
Bayerische Motoren Werke AG                  14,514             439
Bilfinger & Berger BAU AG                     1,903              25
Brokat Infosystems AG (a)                       686              53
Consors Discount Broker AG (a)                6,470             578
DaimlerChrysler AG                            3,119             163

30 Non-US Fund

NON-US FUND

                                                       June 30, 2000 (Unaudited)

                                                               MARKET
                                               NUMBER           VALUE
                                                 OF             (000)
                                               SHARES             $
                                              --------         --------

Deutsche Bank AG                               13,848           1,140
Deutsche Lufthansa AG                          22,548             521
Deutsche Telekom AG (a)                        15,043             859
Dresdner Bank AG (a)                           14,730             606
EM.TV & Merchandising AG                        3,080             181
Infineon Technologies AG (a)                    3,460             273
Intershop Communications AG (a)                   176              79
Marschollek, Lautenschlaeger and
 Partner AG                                       160              67
Merck KGAA                                     19,530             625
Metallgesellschaft AG                          17,340             232
Metro AG                                        2,203              78
Muenchener
 Rueckversicherungs-Gesellschaft AG             3,410           1,071
PrimaCom AG (a)                                 1,280              56
SAP AG (a)                                      8,187           1,509
Schering AG                                     3,449             189
Siemens AG                                     11,645           1,757
Veba AG                                        46,732           2,253
Volkswagen AG                                  16,443             623
                                                           ----------
                                                               16,430
                                                           ----------

GREECE - 0.4%
Hellenic Telecommunication
 Organization SA - ADR                         59,405             724
                                                           ----------

HONG KONG - 1.5%
Bank of East Asia, Ltd.                        60,154             140
Cheung Kong Holdings, Ltd.                     11,598             128
Hong Kong Electric Holding, Ltd.              281,511             906
Hong Kong Telecommunications, Ltd.             54,576             120
Hutchison Whampoa, Ltd.                       125,792           1,581
SmarTone Telecommunications Holdings,
 Ltd.                                          36,489              81
Sunevision Holdings, Ltd. (a)                  88,597              73
                                                           ----------
                                                                3,029
                                                           ----------

IRELAND - 0.4%
Bank of Ireland                                69,200             433
CRH PLC                                         4,298              78
Fyffes PLC                                      1,000               1
Irish Life & Permanent PLC                      5,181              44
Jefferson Smurfit Group PLC                    42,718              73
Trintech Group PLC (a)                          4,355              84
                                                           ----------
                                                                  713
                                                           ----------

ITALY - 5.3%
Banca Nazionale del Lavoro (a)                175,734             619
Banca Pop di Milano                            10,429              75
Banca Popolare di Bergamo CV                   19,492             361
Banco Fideuram SPA                              9,465             143
Bipop Carire SPA (a)                            9,320              73
Credito Emiliano SPA                           25,914              74
Ente Nazionale Idrocarburi SPA                296,866           1,715
Fiat SPA                                        3,450              90
Finmeccanica SPA (a)                          379,000             521
Istituto Mobiliare Italiano SPA               132,935           2,359
Mediaset SPA                                   91,148           1,392
Mediolanum SPA                                  6,066              99
Saipem SPA                                     15,969              95
Telecom Italia Mobile SPA                     117,622           1,202
Telecom Italia SPA                            129,462             859
Telecom Italia SPA di Risp                     62,528             859
Unicredito Italiano SPA                        25,897             123
                                                           ----------
                                                               10,659
                                                           ----------

JAPAN - 23.3%
77th Bank, Ltd. (The)                          59,000             472
Advantest Corp.                                   500             111
AIFUL Corp.                                     3,900             359
Ajinomoto Co., Inc.                            15,000             192
Asahi Bank, Ltd.                               11,000              46
Bank of Fukuoka, Ltd. (The)                    16,000             109
Bank of Tokyo - Mitsubishi, Ltd.               20,000             241
Bridgestone Tire Corp.                          8,000             169
Canon, Inc.                                    38,000           1,891
Credit Saison Co.                              42,600             988
Dai-Tokyo Fire & Marine                       102,000             362
Daiwa Securities Group, Inc.                   47,000             620
DDI Corp.                                           6              58
Ebara Corp.                                    23,000             311
Fuji Bank, Ltd.                                87,000             661
Fuji Heavy Industries, Ltd.                    17,000             123
Fuji Machine Manufacturing Co.                 13,600             714
Fujitsu, Ltd.                                  61,000           2,110
Hitachi, Ltd.                                  61,000             880
Hitachi Software Engineering
 Co., Ltd.                                        500              54
Honda Motor Co., Ltd.                          18,000             612
Industrial Bank of Japan, Ltd.                 13,000              99
Ito-Yokado Co., Ltd.                            2,000             120
Itochu Corp. (a)                               45,000             227
Kaken Pharmaceutical Co., Ltd.                  3,000              23
Kao Corp.                                      19,000             580
Katokichi Co.                                   9,000             228
Kawasaki Steel Corp.                           50,000              72
Kyocera Corp.                                   5,300             899
Mabuchi Motor Co., Ltd.                         7,000             904
Marubeni Corp.                                228,000             784
Marui Co., Ltd.                                 6,000             115
Matsumotokiyoshi                                9,700           1,017
Matsushita Communication                          900             105

                                                                  Non-US Fund 31

NON-US FUND

                                                       June 30, 2000 (Unaudited)

                                                                   MARKET
                                                  NUMBER           VALUE
                                                    OF             (000)
                                                  SHARES             $
                                                 --------         --------

Matsushita Electric Industrial Co., Ltd.          12,000             311
Minebea Co., Ltd.                                 85,000           1,065
Mitsubishi Chemical                               87,000             357
Mitsubishi Corp.                                  40,000             362
Mitsubishi Estate Co., Ltd.                       12,000             141
Mitsubishi Heavy Industries                       71,000             314
Namco                                             13,400             482
NEC Corp.                                         41,000           1,287
Nichiei Co., Ltd.                                  9,100             149
Nikko Securities Co., Ltd.                         5,000              49
Nintendo Co., Ltd.                                   900             157
Nippon Express Co., Ltd.                         156,000             957
Nippon Meat Packers, Inc.                          8,000             117
Nippon Telegraph & Telephone Corp.                   162           2,153
Nippon Yusen                                      74,000             356
Nishimatsu Construction                           97,000             382
Nissan Motor Co., Ltd. (a)                       196,000           1,155
Nisshin Steel Co.                                 42,000              46
Nomura Securities Co., Ltd.                       47,000           1,149
NTT Mobile Communication Network, Inc.                76           2,056
Omron Corp.                                        2,000              54
Oriental Land Co., Ltd.                              800              82
Orix Corp.                                           700             103
Osaka Gas Co.                                     39,000             112
Paris Miki, Inc.                                   1,200              78
Pioneer Corp.                                     25,000             973
Promise Co., Ltd.                                  1,400             111
Ricoh Co., Ltd.                                    7,000             148
Rinnai Corp.                                      29,100             649
Rohm Co.                                           6,000           1,753
Sakura Bank, Ltd.                                 84,000             580
Sankyo Co., Ltd.                                  26,000             587
Sanwa Bank                                        77,000             614
Shin-Etsu Chemical Co., Ltd.                      17,000             862
Shohkoh Fund & Co., Ltd.                           1,770             399
Snow Brand Milk Products Co., Ltd.                16,000              86
Softbank Corp.                                     3,300             448
Sony Corp.                                        10,200             952
Sumitomo Bakelite Co., Ltd.                        7,000              92
Sumitomo Bank                                     10,000             123
Sumitomo Rubber Industries                        23,000             139
Sumitomo Trust & Banking                          17,000             121
Suzuki Motor Corp.                                 6,000              77
Taiheiyo Cement Corp.                             20,000              42
Taisho Pharmaceutical Co., Ltd.                   14,000             501
Takeda Chemical Industries                        13,000             853
Takefuji Corp.                                     3,700             447
TDK Corp.                                          7,000           1,005
Tokio Marine & Fire Insurance Co.                  8,000              92
Tokuyama Corp.                                    15,000             109
Tokyo Electric Power                               6,900             168
Tokyo Electron, Ltd.                               1,000             137
Tokyo Gas Co.                                     34,000              95
Tokyo Steel Manufacturing                         14,000              46
Toppan Printing Co., Ltd.                         19,000             201
Toshiba Corp.                                    110,000           1,241
Tostem Corp.                                      11,000             179
Toyo Trust & Banking Co., Ltd. (The)              24,000              81
Toyota Motor Corp.                                12,000             546
UNY Co., Ltd.                                     13,000             179
West Japan Railway Co.                                80             324
Yamanouchi Pharmaceutical                         40,000           2,183
Yasuda Fire & Marine Insurance
 Co., Ltd. (The)                                  14,000              74
York-Benimaru Co., Ltd.                            1,000              28
Yoshitomi Pharmaceutical Ind., Ltd.                6,000              78
                                                              ----------
                                                                  47,053
                                                              ----------

LUXEMBOURG - 0.1%
Carrier 1 International SA (a)                       730              41
Compagnie Luxembourgeoise pour
 l'Audio-Visuel et la Finance                        687              89
                                                              ----------
                                                                     130
                                                              ----------

NETHERLANDS - 7.2%
ABN Amro Holding                                  37,598             921
AKZO Nobel                                        12,563             534
ASM Lithography Holding (a)                       14,501             623
Buhrmann                                          13,524             387
Equant (a)                                         2,742             111
Fortis (NL)                                       26,400             768
Getronics (a)                                      5,205              80
Heineken                                          12,000             730
Hunter Douglas                                    19,699             533
ING Groep                                          5,143             348
Koninklijke (Royal) Philips
 Electronics (a)                                  26,519           1,251
Koninklijke Ahold                                 25,403             748
Koninklijke KPN (a)                               58,489           2,616
Koninklijke Numico                                 2,222             105
KPNQwest (a)                                       2,559             101
Lycos Europe (a)                                   5,896              56
Royal Dutch Petroleum Co.                          7,263             451
Stork                                             30,888             419
Unilever                                          14,732             676
United Pan-Europe
 Communications New (a)                            5,286             138
Vedior                                            27,870             345
Verenigde Nederlandse
 Uitgeversbedrijven                               23,801           1,229

32 Non-US Fund

NON-US FUND

                                                  June 30, 2000 (Unaudited)

                                                                   MARKET
                                                     NUMBER        VALUE
                                                       OF          (000)
                                                     SHARES          $
                                                    --------     ----------

Versatel Telecom International (a)                   12,327             518
Wolters Kluwer                                       32,683             871
                                                                 ----------
                                                                     14,559
                                                                 ----------

NEW ZEALAND - 0.3%
Fletcher Challenge Building                           2,800               3
Fletcher Challenge Energy                             1,600               5
Fletcher Challenge Paper                            221,911             254
Lion Nathan, Ltd.                                    15,449              34
Telecom Corp. of New Zealand, Ltd.                  107,296             376
                                                                 ----------
                                                                        672
                                                                 ----------

NORWAY - 0.4%
Norsk Hydro AS                                        9,383             394
Orkla ASA Class A                                    25,748             489
                                                                 ----------
                                                                        883
                                                                 ----------

PORTUGAL - 0.6%
Banco Comercial Portugues, SA                        90,500             471
Portugal Telecom SA (a)                              55,825             627
PT Multimedia - Servicos de
 Telecomunicacoes e Multimedia SGPS SA (a)            1,428              71
PT Multimedia.com                                     1,428              11
Telecel - Comunicacoes
 Pessoais SA (a)                                      4,016              60
                                                                 ----------
                                                                      1,240
                                                                 ----------

SINGAPORE - 1.0%
Chartered Semiconductor Manufacturing,
 Ltd (a)                                              5,000              44
DBS Group Holdings, Ltd.                             48,251             620
Natsteel Electronics, Ltd.                           70,000             215
Oversea-Chinese Banking Corp., Ltd.                  94,000             648
Singapore Press Holdings, Ltd.                        9,949             156
United Overseas Bank, Ltd.                           53,024             346
Venture Manufacturing (Singapore), Ltd.                 731               7
                                                                 ----------
                                                                      2,036
                                                                 ----------

SOUTH KOREA - 0.6%
Samsung Electronics - GDR (a)                         6,470           1,265
                                                                 ----------

SPAIN - 3.2%
Amadeus Global Travel Distribution SA
 Class A (a)                                          5,499              63
Banco Bilbao Vizcaya SA                              88,863           1,328
Banco Popular Espanol SA                             14,307             443
Banco Santander Central Hispano SA                   26,013             274
Endesa SA                                            60,630           1,174
Indra Sistemas SA                                     2,655              61
Repsol SA                                             9,808             195
Repsol SA - ADR                                      34,389             681
Tabacalera SA Class A (Regd)                         61,436             944
Telefonica SA (a)                                    64,144           1,378
                                                                 ----------
                                                                      6,541
                                                                 ----------

SWEDEN - 3.1%
Autoliv, Inc.                                        26,596             651
Hennes & Mauritz AB                                   2,638              55
Investor AB Class B                                  32,690             447
Skandia Forsakrings AB                               46,595           1,231
Skandinaviska Enskilda Banken Series A               34,006             403
Stora Enso Oyj Class R                               17,145             156
Tele1 Europe Holding AB (a)                           3,144              38
Telefonaktiebolaget LM
 Ericsson AB (a)                                    143,216           2,833
Telia AB (a)                                         41,000             387
                                                                 ----------
                                                                      6,201
                                                                 ----------

SWITZERLAND - 5.2%
ABB, Ltd.                                             5,098             610
Ares Serono SA Series B (a)                             576             480
Barry Callebaut AG (Regd)                             2,913             416
Clariant AG (Regd)                                    2,045             760
Credit Suisse Group                                   1,411             281
Fantastic Corp. German Certificate (a)                3,816              38
Forbo Holding AG                                        496             207
Givaudan AG (Regd) (a)                                   58              18
Julius Baer Holding, Ltd. Class B                       260           1,028
Nestle SA                                               295             590
Novartis AG                                           1,423           2,254
Richemont Series A                                       83             224
Roche Holdings Genusscheine AG                           58             565
Schweizerische Lebensversicherungs-und
 Rentenanstalt                                          175             105
SGS Holding (BR)                                         50              86
Sulzer AG (Regd)                                        582             387
Swatch Group (The) AG                                    77              98
Swisscom AG                                           1,969             682
UBS AG (a)                                            9,188           1,345
Zurich Allied AG                                        775             382
                                                                 ----------
                                                                     10,556
                                                                 ----------
UNITED KINGDOM - 16.9%
3i Group PLC                                          6,600             136
ARM Holdings PLC (a)                                 12,700             136
Bank of Scotland Governor
 & Co. PLC                                           12,000             114
Barclays PLC                                         38,290             952
BG Group PLC                                         22,588             146
Billiton PLC                                         25,700             105
BOC Group PLC                                        33,162             477

                                                                  Non-US Fund 33

NON-US FUND

                                                       June 30, 2000 (Unaudited)

                                                               MARKET
                                             NUMBER            VALUE
                                               OF              (000)
                                             SHARES              $
                                            --------          --------

Bookham Technology PLC (a)                       500              29
BP Amoco PLC                                 121,726           1,168
British Aerospace PLC                        255,301           1,592
British Airways PLC                            8,000              46
British American Tobacco PLC                  11,211              75
British Sky Broadcasting Group PLC             9,200             180
British Telecom PLC                           22,200             287
Bunzl PLC                                    144,253             773
Cable & Wireless PLC                          63,186           1,070
Cadbury Schweppes PLC                         27,500             181
Carlton Communications PLC                     5,455              70
Celltech Group PLC (a)                         3,400              66
CMG PLC (a)                                    4,000              57
COLT Telecom Group PLC - ADR (a)               2,500             335
Compass Group PLC                              7,900             104
Diageo PLC                                   235,764           2,115
Dixons Group PLC New (a)                     142,326             579
Elan Corp. PLC - ADR (a)                      22,400           1,085
Energis PLC (a)                                4,770             179
Enterprise Oil PLC                            13,900             116
FirstGroup PLC                                14,100              50
Freeserve PLC (a)                             51,600             254
Glaxo Wellcome PLC                            52,290           1,525
Glynwed International PLC                     17,500              63
Granada Group PLC                              9,000              90
Great University Stores PLC                   12,500              80
Hanson PLC                                    20,400             144
Hays PLC                                      19,500             109
HSBC Holdings PLC                             34,100             390
Imperial Chemical Industries PLC               8,000              63
Invensys PLC                                 129,100             484
Jazztel PLC (a)                                  956              24
Johnson Matthey PLC                            2,219              31
Kingfisher PLC                                 9,300              85
Ladbroke Group, Ltd. PLC                      17,000              60
Laird Group PLC                               65,422             239
Lloyds TSB Group PLC                          39,300             371
Marconi PLC                                   16,800             219
MFI Furniture Group PLC                       31,697              31
Morgan Crucible PLC                          144,388             478
National Power PLC                            11,539              74
Next PLC                                      65,300             571
Northern Foods PLC                            17,730              32
Nycomed Amersham PLC                          10,119             100
Ocean Group PLC                                4,500              74
Pearson PLC                                   30,700             975
PowerGen PLC                                  82,182             703
Prudential Corp. PLC                          12,700             186
Railtrack Group PLC                           42,594             662
Reckitt Benckiser PLC                         12,200             137
Reed International PLC                       121,444           1,057
Reuters Group PLC                              9,396             160
Rexam PLC                                    135,354             526
Rio Tinto Corp. PLC (Regd)                    32,477             531
Royal & Sun Alliance Insurance Group PLC     156,806           1,018
Royal Bank of Scotland Group PLC              46,856             784
Safeway PLC                                  110,680             430
Sage Group PLC (The)                          10,800              87
Schroders PLC (a)                              2,900              52
Scottish & Southern Energy PLC                50,045             459
ScottishPower PLC                             73,300             621
Severn Trent PLC                               5,660              62
Shire Pharmaceuticals Group PLC (a)           21,400             372
Smith & Nephew PLC                            17,300              64
SmithKline Beecham PLC                        30,800             403
Somerfield PLC                                79,796              70
Standard Chartered Bank Group PLC              8,600             107
TeleWest Communications PLC (a)               88,027             304
Tesco Store Holdings PLC                      41,500             129
TI Group PLC                                  10,700              58
Tomkins PLC                                   96,969             315
Trinity PLC                                    4,000              36
Unilever PLC                                 128,510             778
United Newspaper, Ltd. PLC                     3,200              46
Vodafone Group PLC                           914,543           3,695
Williams PLC                                  12,500              73
Wolseley PLC                                  94,457             507
Woolwich PLC                                  13,800              57
WPP Group PLC                                  7,800             113
Zeneca Group PLC                              15,508             723
                                                          ----------
                                                              34,114
                                                          ----------

UNITED STATES - 0.4%
Flextronics International, Ltd. (a)            2,900             199
NTL, Inc. (a)                                 10,492             628
VIA NET.WORKS, Inc. (a)                        3,819              70
                                                          ----------
                                                                 897
                                                          ----------

TOTAL COMMON STOCKS
(cost $172,150)                                              190,511
                                                          ----------

34 Non-US Fund

NON-US FUND

                                                       June 30, 2000 (Unaudited)

                                                            MARKET
                                            NUMBER          VALUE
                                              OF            (000)
                                            SHARES            $
                                           --------       ----------

PREFERRED STOCKS - 0.5%
AUSTRALIA - 0.2%
News Corp., Ltd.                            25,900               312
                                                          ----------

GERMANY - 0.3%
Marschollek, Lautenschlaeger und
 Partner AG                                    287               142
Porsche AG                                     145               395
ProSieben Media AG                             672                84
Volkswagen AG                                  831                19
                                                          ----------
                                                                 640
                                                          ----------

LUXEMBOURG - 0.0%
AB International Cayman
 Trust Units (conv.)                     2,000,000                15
                                                          ----------

TOTAL PREFERRED STOCKS
(cost $801)                                                      967
                                                          ----------

                                          PRINCIPAL
                                           AMOUNT
                                            (000)
                                              $
                                         -----------

SHORT-TERM INVESTMENTS - 3.5%
UNITED STATES - 3.5%
Frank Russell Investment Company Money
 Market Fund, due on demand (b)              5,439             5,439
United States Treasury Bills
 5.940% due 12/21/00 (c)(d)                  1,700             1,652
                                                          ----------


TOTAL SHORT-TERM INVESTMENTS
(cost $7,091)                                                  7,091
                                                          ----------

TOTAL INVESTMENTS - 98.2%
(identified cost $180,042)                                   198,569
                                                          ----------

OTHER ASSETS AND LIABILITIES,
NET - 1.8%                                                     3,688
                                                          ----------


NET ASSETS - 100.0%                                          202,257
                                                          ==========

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) Rate noted is yield-to-maturity from date of acquisition.

Abbreviations:
ADR - American Depositary Receipt
BR - Bearer
GDR - Global Depositary Receipt

Foreign Currency Abbreviations:
EUR - Euro dollar
GBP - British pound
JPY - Japanese yen
CHF - Swiss franc
SEK - Swedish krona
SGD - Singapore dollar
NZD - New Zealand dollar
USD - United States dollar

  See accompanying notes which are an integral part of the financial statements.

                                                                  Non-US Fund 35

NON-US FUND

                                                       June 30, 2000 (Unaudited)

                                                        UNREALIZED
                                     NUMBER             APPRECIATION
                                       OF              (DEPRECIATION)
FUTURES CONTRACTS                   CONTRACTS              (000)
                                   -----------       ----------------

TOPIX Index (Japan)
 expiration date 09/00                     17          $       25

FTSE - 100 Index (UK)
 expiration date 09/00                     19                 (39)

CAC - 40 Index (France)
 expiration date 09/00                     39                 (89)

DAX Index (Germany)
 expiration date 09/00                     11                 (16)
                                                       ----------

Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                   $     (119)
                                                       ==========



                                                        MARKET
                                           % OF         VALUE
                                           NET          (000)
INDUSTRY DIVERSIFICATION                  ASSETS          $
                                       ---------------------------

Auto & Transportation                     4.7%              9,554
Consumer Discretionary                   10.5              21,221
Consumer Staples                          5.4              10,995
Financial Services                       20.4              41,187
Health Care                               7.1              14,434
Integrated Oils                           0.9               1,784
Materials & Processing                    7.2              14,525
Other Energy                              3.5               7,158
Producer Durables                         8.2              16,536
Technology                                8.9              17,986
Utilities                                17.9              36,098
Short-Term Investments                    3.5               7,091
                                      ----------       ----------

Total Investments                        98.2             198,569
Other Assets and Liabilities, Net         1.8               3,688
                                      ----------       ----------


NET ASSETS                              100.0%            202,257
                                      ==========       ==========



                                                           MARKET
                                         % OF              VALUE
                                         NET               (000)
GEOGRAPHIC DIVERSIFICATION              ASSETS               $
                                       --------           --------

Europe                                   48.0%             97,054
Japan                                    23.3              47,053
United Kingdom                           16.9              34,114
Pacific Basin                             5.1              10,392
Other                                     1.4               2,865
Short-Term Investments                    3.5               7,091
                                      ----------       ----------

Total Investments                        98.2             198,569
Other Assets and Liabilities, Net         1.8               3,688
                                      ----------       ----------


NET ASSETS                              100.0%            202,257
                                      ==========       ==========

See accompanying notes which are an integral part of the financial statements.

36 Non-US Fund

NON-US FUND

                                                       June 30, 2000 (Unaudited)

FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                  UNREALIZED
CONTRACTS TO     IN EXCHANGE                     APPRECIATION
  DELIVER            FOR         SETTLEMENT     (DEPRECIATION)
   (000)            (000)           DATE            (000)
-------------    ------------    ----------     --------------
USD        31    CHF       50     07/05/00       $        --
USD       188    EUR      198     07/03/00                --
USD       123    GBP       82     07/03/00                --
USD       112    GBP       74     07/03/00                --
USD       130    GBP       86     07/05/00                --
USD        70    SEK      615     07/03/00                --
USD       199    SEK    1,741     07/03/00                (2)
SGD        40    NZD       49     07/05/00                --
CHF        62    USD       38     07/03/00                --
EUR        40    USD       37     07/03/00                (1)
EUR       152    USD      144     07/03/00                (1)
EUR        86    USD       81     07/03/00                (1)
EUR        44    USD       42     07/03/00                (1)
GBP        32    USD       48     07/03/00                --
GBP       124    USD      187     07/05/00                --
JPY     1,038    USD       10     07/03/00                --
JPY     1,060    USD       10     07/05/00                --
NZD        49    SGD       40     07/05/00                --
                                                ------------
                                                 $        (6)
                                                ============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                  UNREALIZED
CONTRACTS TO     IN EXCHANGE                     APPRECIATION
  DELIVER            FOR         SETTLEMENT     (DEPRECIATION)
   (000)            (000)           DATE            (000)
-------------    ------------    ----------     --------------
USD     5,064    EUR    5,250     09/14/00       $       (28)
USD       946    EUR    1,000     09/14/00                13
USD       479    EUR      500     09/14/00                 1
USD     2,296    GBP    1,525     09/14/00                15
USD     3,903    JPY  410,000     09/14/00                14
USD       957    JPY  100,000     09/14/00                (2)
EUR     2,000    USD    1,930     09/14/00                12
GBP       300    USD      451     09/14/00                (4)
JPY   200,000    USD    1,907     09/14/00                (5)
                                                ------------
                                                 $        16
                                                ============

  See accompanying notes which are an integral part of the financial statements.

                                                                  Non-US Fund 37

NON-US FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        June 30, 2000 (Unaudited)

ASSETS
Investments at market (identified cost $180,042)  ...................................    $ 198,569
Foreign currency holdings (identified cost $1,758)  .................................        1,772
Unrealized appreciation on forward foreign currency exchange contracts  .............           55
Receivables:
 Dividends and interest .............................................................          217
 Investments sold ...................................................................        3,493
 Fund shares sold ...................................................................           83
 Foreign taxes recoverable ..........................................................          182
 Daily variation margin on futures contracts ........................................           39
Deferred organization expenses ......................................................            2
Prepaid expenses ....................................................................            1
                                                                                         ---------

   Total assets .....................................................................      204,413

LIABILITIES
Payables:
 Investments purchased .................................................    $   1,621
 Fund shares redeemed ..................................................           68
 Accrued fees to affiliates ............................................           46
 Other accrued expenses ................................................          376
Unrealized depreciation on forward foreign currency exchange
  contracts ............................................................           39
Unrealized depreciation on foreign currency exchange spot contracts ....            6
                                                                           ---------
   Total liabilities ................................................................        2,156
                                                                                         ---------

NET ASSETS ..........................................................................    $ 202,257
                                                                                         =========

NET ASSETS CONSIST OF:
Undistributed net investment income .................................................    $     730
Accumulated distributions in excess of net realized gain ............................         (214)
Unrealized appreciation (depreciation) on:
 Investments ........................................................................       18,527
 Futures contracts ..................................................................         (119)
 Foreign currency-related transactions ..............................................           30
Shares of beneficial interest .......................................................          154
Additional paid-in capital ..........................................................      183,149
                                                                                         ---------

NET ASSETS ..........................................................................    $ 202,257
                                                                                         =========

NET ASSET VALUE, offering and redemption price per share:
 ($202,257,297 divided by 15,427,722 shares of $.01 par value
   shares of beneficial interest outstanding)  ......................................    $   13.11
                                                                                         =========

See accompanying notes which are an integral part of the financial statements

38 Non-US Fund

NON-US FUND

STATEMENT OF OPERATIONS

Amounts in thousands


                                      Six Months Ended June 30, 2000 (Unaudited)
INVESTMENT INCOME
 Dividends ...............................................................       $  3,052
 Dividends from Money Market Fund ........................................            105
 Interest ................................................................             19
 Less foreign taxes withheld .............................................           (279)
                                                                                 --------

   Total investment income ...............................................          2,897

EXPENSES
 Management fees ..............................................   $    950
 Custodian fees ...............................................        358
 Transfer agent fees ..........................................          2
 Professional fees ............................................         19
 Registration fees ............................................         18
 Trustees' fees ...............................................          8
 Amortization of deferred organization expenses ...............          1
 Miscellaneous ................................................         18
                                                                  --------

 Expenses before reductions ...................................      1,374
 Expense reductions ...........................................        (67)
                                                                  --------

   Expenses, net .........................................................          1,307
                                                                                 --------

Net investment income ....................................................          1,590
                                                                                 --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments ..................................................      2,488
 Futures contracts ............................................      1,139
 Foreign currency-related transactions ........................     (1,168)         2,459
                                                                  --------
Net change in unrealized appreciation (depreciation) on:
 Investments ..................................................    (12,391)
 Futures contracts ............................................     (1,152)
 Foreign currency-related transactions ........................         24        (13,519)
                                                                  --------       --------

Net realized and unrealized gain (loss)  .................................        (11,060)
                                                                                 --------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ....................       $ (9,470)
                                                                                 ========

  See accompanying notes which are an integral part of the financial statements.

                                                                  Non-US Fund 39

NON - US FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                                     SIX MONTHS ENDED
                                                                                       JUNE 30, 2000        YEAR ENDED
                                                                                        (UNAUDITED)     DECEMBER 31, 1999
                                                                                    ------------------ -------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income .........................................................         $   1,590          $     848
 Net realized gain (loss)  .....................................................             2,459              8,154
 Net change in unrealized appreciation (depreciation)  .........................           (13,519)            30,115
                                                                                         ---------          ---------

   Net increase (decrease) in net assets from operations .......................            (9,470)            39,117
                                                                                         ---------          ---------

DISTRIBUTIONS
 From net investment income ....................................................              (257)            (1,621)
 From net realized gain ........................................................            (6,096)            (3,985)
                                                                                         ---------          ---------

   Net decrease in net assets from distributions ...............................            (6,353)            (5,606)
                                                                                         ---------          ---------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions .................            22,561            140,588
                                                                                         ---------          ---------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ....................................             6,738            174,099

NET ASSETS
 Beginning of period ...........................................................           195,519             21,420
                                                                                         ---------          ---------
 End of period (including undistributed net investment income of
   $730 and accumulated distributions in excess of
   net investment income of $603, respectively)  ...............................         $ 202,257          $ 195,519
                                                                                         =========          =========

See accompanying notes which are an integral part of the financial statements.

40 Non-US Fund

NON-US FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                             YEARS ENDED DECEMBER 31,
                                                                       -----------------------------------
                                                            2000*         1999          1998       1997**
                                                         ----------    ----------    ---------    --------
NET ASSET VALUE, BEGINNING OF PERIOD ...............     $    14.19    $    11.09    $   10.03    $  10.00
                                                         ----------    ----------    ---------    --------

INCOME FROM OPERATIONS
 Net investment income (a)  ........................            .11           .10          .08         .09
 Net realized and unrealized gain (loss)  ..........           (.76)         3.53         1.21        (.06)
                                                         ----------    ----------    ---------    --------

   Total income from operations ....................           (.65)         3.63         1.29         .03
                                                         ----------    ----------    ---------    --------

DISTRIBUTIONS
 From net investment income ........................           (.01)         (.23)        (.18)         --
 From net realized gain ............................           (.42)         (.30)        (.05)         --
                                                         ----------    ----------    ---------    --------

   Total distributions .............................           (.43)         (.53)        (.23)         --
                                                         ----------    ----------    ---------    --------

NET ASSET VALUE, END OF PERIOD .....................     $    13.11    $    14.19    $   11.09    $  10.03
                                                         ==========    ==========    =========    ========

TOTAL RETURN (%)(b)  ...............................          (4.67)        33.36        12.96         .30

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)  .........        202,257       195,519       21,420       6,876

 Ratios to average net assets (%)(c):
   Operating expenses, net .........................           1.30          1.30         1.30        1.30
   Operating expenses, gross .......................           1.36          1.50         2.37        3.60
   Net investment income ...........................           1.58           .80          .77         .98

 Portfolio turnover rate (%)  ......................          45.78         83.45        50.36       68.54

*    For the six months ended June 30, 2000 (Unaudited).
** For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                                  Non-US Fund 41

CORE BOND FUND

STATEMENT OF NET ASSETS

                                                       June 30, 2000 (Unaudited)

                                          PRINCIPAL       MARKET
                                           AMOUNT         VALUE
                                            (000)         (000)
                                              $             $
                                         -----------     --------

LONG-TERM INVESTMENTS - 100.9%
ASSET-BACKED SECURITIES - 4.0%
Advanta Mortgage Loan Trust
 Series 1999-2 Class A6
 6.820% due 05/25/29                           100            96
 Series 1999-3 Class A1
 6.810% due 05/25/14                           645           641
 Series 1999-3 Class A4
 7.750% due 10/25/26                           100            99
Advanta Mortgage Loan Trust
 Step Up Bond
 Series 1999-3 Class A7
 7.051% due 08/25/29 (c)                       898           900
American Express Credit Account
 Master Trust
 Series 2000-1 Class B
 7.400% due 09/17/07                           300           301
ARG Funding Corp.
 Series 1999-1A Class A3
 6.020% due 05/20/05                           200           193
Capital One Master Trust
 Series 2000-1 Class B
 7.300% due 04/17/06                           200           200
Delta Funding Home Equity
 Loan Trust
 Series 1998-4 Class A4F
 6.340% due 04/15/26                           125           115
Discover Card Master Trust I
 Series 1998-7 Class A
 5.600% due 05/15/06                           350           333
MBNA Master Credit Card Trust
 Series 1999-G Class B
 6.600% due 12/15/06                           175           170
 Series 1999-J Class A
 7.000% due 02/15/12                           100            98
Residential Asset Securities Corp.
 Series 1998-KS3 Class AI7
 5.980% due 10/25/29                           175           162
Student Loan Marketing Association
 Loan Trust
 Series 1996-4 Class A1
 6.284% due 07/25/04 (c)                       158           157
Vanderbilt Mortgage & Finance, Inc.
 Series 1998-C Class 1A6
 6.750% due 10/07/28                           100            86
                                                        --------
                                                           3,551
                                                        --------

CORPORATE BONDS AND NOTES - 38.0%
Adelphia Communications Corp.
 Series B
 8.125% due 07/15/03                            50            47
Ahold Finance USA, Inc.
 6.250% due 05/01/09                           215           190
Allied Waste North America, Inc.
 Series B
 7.375% due 01/01/04                            50            45
 7.625% due 01/01/06                           200           174
American General Finance Corp.
 6.170% due 05/06/03                           400           386
American Standard, Inc.
 7.375% due 04/15/05                            50            47
 7.625% due 02/15/10                           100            92
Amerus Life Holdings, Inc.
 6.950% due 06/15/05                            75            69
Aramark Corp.
 6.750% due 08/01/04                            15            14
 7.000% due 07/15/06                           100            93
Bank of America Corp.
 7.800% due 02/15/10                         2,500         2,487
Bankers Trust Corp.
 Series E
 6.819% due 05/11/03 (c)                       200           200
Beckman Coulter, Inc.
 7.450% due 03/04/08                            50            46
Charter Communications Holdings Step
 Up Bond
  Zero Coupon  due 01/15/10 (c)                350           199
Citicorp
 9.500% due 02/01/02                            50            52
Citigroup, Inc.
 6.200% due 03/15/09                         3,000         2,753
Citizens Utilities Co.
 8.450% due 09/01/01                           200           202
Clear Channel Communications
 7.875% due 06/15/05                           300           301
Cleveland Electric Illumination Co.
 7.430% due 11/01/09                           100            94
Coastal Corp.
 7.750% due 06/15/10                           275           272
Conmed Corp.
 9.000% due 03/15/08                            25            23
Cox Communications, Inc.
 7.500% due 08/15/04                           150           149
Crescent Real Estate Equities
 7.000% due 09/15/02                            75            69


42 Core Bond Fund

CORE BOND FUND

                                                       June 30, 2000 (Unaudited)

                                        PRINCIPAL       MARKET
                                         AMOUNT         VALUE
                                          (000)         (000)
                                            $             $
                                       -----------     --------

Crompton Corp.
 8.500% due 03/15/05                        200           203
CSC Holdings, Inc.
 7.875% due 12/15/07                        150           145
CSX Corp.
 7.250% due 05/01/04                        350           341
 6.800% due 12/01/28                         50            41
CVS Corp.
 5.500% due 02/15/04                        150           141
DaimlerChrysler NA Holding Corp.
 7.125% due 04/10/03                        375           372
Delta Air Lines, Inc.
 8.300% due 12/15/29                        350           306
DTE Capital Corp.
 7.110% due 11/15/03                        500           483
Duke Realty, L.P.
 7.375% due 09/22/05                        325           316
Emerson Electric Co.
 7.875% due 06/01/05                         25            26
Enron Corp.
 6.625% due 11/15/05                        300           287
EOP Operating, L.P.
 6.500% due 01/15/04                         75            72
ERAC USA Finance Co.
 7.500% due 06/15/03                         50            49
Exide Corp.
 10.000% due 04/15/05                       150           133
 2.900% due 12/15/05                         75            36
Exodus Communications, Inc.
 11.625% due 07/15/10                       250           249
Extendicare Health Services, Inc.
 9.350% due 12/15/07                         25            11
First Union Corp.
 7.700% due 02/15/05                        400           399
 7.500% due 07/15/06                        150           148
Ford Motor Credit Co.
 7.019% due 06/04/02 (c)                    250           250
 6.700% due 07/16/04                        600           581
 Series 1
 7.080% due 11/24/03 (c)                  1,000           998
Fort James Corp.
 6.875% due 09/15/07                        300           284
Fred Meyer, Inc.
 7.450% due 03/01/08                        125           119
Global Crossing Holdings, Ltd.
 9.625% due 05/15/08                         50            49
Golden State Holdings
 7.125% due 08/01/05                         75            67
Grove Worldwide, LLC
 9.250% due 05/01/08                         25            10
GS Escrow Corp.
 7.000% due 08/01/03                        150           139
Health Care REIT, Inc.
 7.625% due 03/15/08                         50            41
Horseshoe Gaming Holding Corp.
 6.264% due 05/15/09                        250           233
Household Finance Corp.
 6.979% due 08/20/01 (c)                    150           151
 6.778% due 05/07/02 (c)                    150           151
 Series E
 6.125% due 02/27/03                      1,000           961
Huntsman ICI Holdings, LLC
  Zero Coupon due 12/31/09                1,100           352
IBJ Preferred Capital Co, LLC
 8.790% due 12/29/49 (c)                    100            91
ICI Wilmington, Inc.
 9.500% due 11/15/00                      2,000         2,013
Idex Corp.
 6.875% due 02/15/08                         50            46
Imperial Capital Trust I
 Series B
 9.980% due 12/31/26                         25            20
International Paper Co.
 8.000% due 07/08/03                        125           126
Isle of Capri Casinos, Inc.
 8.750% due 04/15/09                        200           184
John Deere Capital Corp.
 Series C
 6.461% due 04/21/03 (c)                    700           700
Kaufman and Broad Home Corp.
 7.750% due 10/15/04                         50            46
Kentucky Power Co.
 7.304% due 11/02/00 (c)                  1,000         1,000
Kroger Co.
 8.050% due 02/01/10                         75            74
 8.000% due 09/15/29                        100            95
Lear Corp.
 Series B
 7.960% due 05/15/05                        250           235
Lehman Brothers Holdings, Inc.
 6.625% due 04/01/04                        175           167
 7.625% due 06/01/06                         25            24
 Series E
 7.190% due 04/02/02 (c)                    300           301
Level 3 Communications, Inc.
 11.000% due 03/15/08                        50            50
 11.250% due 03/15/10                        25            25
Level 3 Communications, Inc.
 Step Up Bond
  Zero Coupon due 03/15/10 (c)              350           192


                                                               Core Bond Fund 43

CORE BOND FUND

                                                       June 30, 2000 (Unaudited)

                                        PRINCIPAL       MARKET
                                         AMOUNT         VALUE
                                          (000)         (000)
                                            $             $
                                       -----------     --------

Lilly Industries, Inc.
 7.750% due 12/01/07                        125         112
Lite-On Technology Corp.
  Zero Coupon due 12/15/02 (conv.)           50          56
McLeod USA, Inc.
 8.375% due 03/15/08                        125         114
 9.500% due 11/01/08                        150         146
 8.125% due 02/15/09                         50          45
McLeod USA, Inc.
 Step Up Bond
  Zero Coupon due 03/01/07 (c)              100          83
Metromedia Fiber Network, Inc.
 10.000% due 12/15/09                       175         173
Mohegan Tribal Gaming Authority
 8.125% due 01/01/06                        125         119
 8.750% due 01/01/09                         25          24
Nabors Industries, Inc.
 6.800% due 04/15/04                        500         483
News America, Inc.
 7.125% due 04/08/28                         50          42
 7.625% due 11/30/28                        200         180
Nextlink Communications, Inc.
 12.500% due 04/15/06                       150         158
Niagara Mohawk Power Corp.
 Series F
 7.625% due 10/01/05                        132         130
Norfolk Southern Corp.
 7.800% due 05/15/27                        100          96
NVR, Inc.
 8.000% due 06/01/05                         75          69
Paine Webber Group, Inc.
 6.375% due 05/15/04                        100          94
Panamsat Corp.
 6.000% due 01/15/03                         75          70
Park Place Entertainment Corp.
 8.500% due 11/15/06                         50          49
 9.375% due 02/15/07                        100         100
Parker Retirement Savings Plan
 6.340% due 07/15/08                        445         411
Philip Morris Cos., Inc.
 7.250% due 01/15/03                        500         488
Phillips Pete Co.
 8.500% due 05/25/05                         75          77
Premier Parks, Inc.
 9.750% due 06/15/07                        100          96
Premier Parks, Inc.
 Step Up Bond
  Zero Coupon due 04/01/08 (c)               25          17
PX Escrow Corp.
 Step Up Bond
  Zero Coupon due 02/01/06 (c)               75          30
Qwest Communications
 International, Inc.
 Series B
 7.250% due 11/01/08                         25          24
 7.500% due 11/01/08                         25          24
Qwest Communications
 International, Inc.
 Step Up Bond
  Zero Coupon due 10/15/07 (c)               25          21
 Series B
  Zero Coupon due 02/01/08 (c)              125         100
Regency Centers, L.P.
 7.400% due 04/01/04                         75          72
Republic of New York Corp.
 6.315% due 10/28/02 (c)                    750         741
Rose Hills Corp.
 9.500% due 11/15/04                         25          16
Safeway, Inc.
 6.050% due 11/15/03                        100          95
Salomon Smith Barney Holdings, Inc.
 6.500% due 10/15/02                        500         490
SB Treasury Co., LLC
 9.400% due 12/29/49 (e)                    400         385
Scotts Co.
 8.625% due 01/15/09                         50          48
Sequa Corp.
 9.000% due 08/01/09                        300         288
Sierra Pacific Power Co.
 7.298% due 06/12/01 (c)                    200         200
Simon Debartolo Group, L.P.
 6.625% due 06/15/03                         75          72
 6.750% due 06/15/05                         50          47
Simon Property Group, Inc.
 6.750% due 02/09/04                         25          24
Smithfield Foods, Inc.
 7.625% due 02/15/08                         75          67
Speedway Motorsports, Inc.
 Series D
 8.500% due 08/15/07                        275         256
Sprint Capital Corp.
 6.875% due 11/15/28                        100          87
Station Casinos, Inc.
 9.625% due 06/01/03                         75          75
Tanger Properties, L.P.
 8.750% due 03/11/01                         25          25
 7.875% due 10/24/04                         25          23
Tenet Healthcare Corp.
 7.875% due 01/15/03                        125         122
 8.625% due 12/01/03                        100          99
Texas Utilities
 7.315% due 06/25/01 (c)                    600         599

44 Core Bond Fund

CORE BOND FUND

                                                       June 30, 2000 (Unaudited)

                                            PRINCIPAL       MARKET
                                             AMOUNT         VALUE
                                              (000)         (000)
                                                $             $
                                           -----------     --------

Time Warner, Inc.
 7.750% due 06/15/05                             75             75
 6.625% due 05/15/29                            425            351
Toll Brothers Corp.
 7.750% due 09/15/07                             25             22
Travelers Property Casualty Corp.
 6.750% due 04/15/01                             25             25
Tricon Global Restaurants, Inc.
 7.450% due 05/15/05                             25             23
 7.650% due 05/15/08                            175            156
U.S. Bancorp
 Series J
 6.000% due 05/15/04                            125            117
 6.875% due 12/01/04                            275            267
Union Planters Bank
 6.500% due 03/15/18                             50             43
United Technologies Corp.
 6.625% due 11/15/04                            175            172
US West Communications, Inc.
 5.650% due 11/01/04                            750            691
Viacom, Inc.
 7.750% due 06/01/05                             75             74
Walt Disney Co.
 5.125% due 12/15/03                             50             46
 7.300% due 02/08/05                            350            352
Waste Management, Inc.
 6.375% due 12/01/03                            300            277
 6.500% due 05/15/04                          1,000            917
Wells Fargo & Co.
 Series BNKT
 6.625% due 07/15/04                            100             97
 7.800% due 06/15/10 (c)                        600            604
Westdeutsche Landesbank NY
 6.050% due 01/15/09                            500            446
Williams Communications
 Group, Inc.
 10.700% due 10/01/07                           150            146
Wisconsin Central
 Transportation Corp.
 6.625% due 04/15/08                            325            289
                                                         ---------
                                                            34,189
                                                         ---------

EURODOLLAR BONDS - 6.8%
APP Global Finance
 10.761% due 04/17/02 (c)                       400            313
Brazil, Republic of
 14.500% due 10/15/09                            25             27
 Series EI-L
 7.375% due 04/15/06 (c)                        107             97
 Series - 20 yr
 8.000% due 04/15/14 (c)                         24             17
Bulgaria, Republic of
 Series A
 2.750% due 07/28/12 (c)                        100             74
Flextronics International, Ltd.
 9.875% due 07/01/10                            125            126
Ford Credit of Canada, Ltd.
 6.953% due 12/16/02 (c)                      1,000            996
Guangdong Enterprises Holdings, Ltd.
 8.875% due 05/22/07 (d)                        300            123
Korea Development Bank
 7.625% due 10/01/02                          2,000          1,985
Merita Bank, Ltd.
 7.150% due 12/29/49 (e)                        250            245
Morgan Stanley Dean Witter
 Series E
 6.998% due 03/11/03 (c)                        300            300
Nordbanken AB
 8.950% due 11/29/49 (e)                        150            150
Panama, Republic of
 9.375% due 04/01/29                            110            105
Poland, Republic of
 Step Up Bond
 Series RSTA
 4.000% due 10/27/24 (c)                        500            323
Royal Bank of Scotland PLC
 Series 1
 9.118% due 03/31/49                            650            671
Tyco International Group SA
 6.875% due 09/05/02                            200            196
United Mexican States
 9.875% due 02/01/10                             50             52
 11.375% due 09/15/16                            55             63
Upm-Kymmene Corp.
 7.450% due 11/26/27                             50             43
Vodafone Airtouch PLC
 7.625% due 02/15/05                            225            225
                                                         ---------
                                                             6,131
                                                         ---------

MORTGAGE-BACKED SECURITIES - 34.3%
Advanta Mortgage Loan Trust
 Series 1997-4 Class M1
 7.040% due 01/25/29                             50             49
Chase Commercial Mortgage Securities
 Corp
 Series 1997-2 Class D
 6.600% due 12/19/07                            450            407
Chase Mortgage Finance Corp.
 Series 1993-N Class A9
 6.750% due 11/25/24                            850            799
Federal Home Loan Mortgage Corp.
 6.000% 30 Year Gold TBA(b)                     300            275


                                                               Core Bond Fund 45

CORE BOND FUND

                                                       June 30, 2000 (Unaudited)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                  (000)         (000)
                                                    $             $
                                               -----------     --------

Federal Home Loan Mortgage Corp.
 Participation Certificate
 6.000% due 2029                                    888            813
Federal National Mortgage Association
 6.000% 30 Year TBA (b)                             200            183
 6.008% due 2017 (c)                                380            365
 9.000% due 2025                                    203            209
 6.500% due 2029                                  3,139          2,963
 7.500% due 2029                                    718            708
 7.500% due 2030                                  2,979          2,936
 Series 1997-77 Class G
 6.500% due 05/18/23                                202            198
Federal National Mortgage Association
 (REMIC)
 Series 1992-10 Class ZD
 8.000% due 11/25/21                                978            994
GMAC Commercial Mortgage Securities,
 Inc
 Series 1997-C1 Class A2
 6.850% due 09/15/06                                125            123
 Series 1998-C1 Class A2
 6.700% due 03/15/08                              1,000            953
Government National Mortgage
 Association
 6.000% 30 Year Jumbo TBA (b)                       500            458
 6.000% 30 Year TBA (b)                             400            368
 6.500% 30 Year TBA (b)                           7,600          7,212
 7.000% 30 Year TBA (b)                             600            582
 7.500% 30 Year TBA (b)                           3,000          2,975
 8.000% 30 Year TBA (b)                             400            404
 9.000% due 2017                                    467            488
 8.000% due 2024                                     97             98
 6.500% due 2027 (c)                                333            335
 7.000% due 2027                                    382            371
 7.000% due 2028                                  2,234          2,172
 7.500% due 2029                                    569            565
 8.000% due 2029                                  1,671          1,689
Government National Mortgage
 Association II
 7.000% 30 Year TBA (b)                             250            241
Merrill Lynch Mortgage Investors, Inc.
 Series 1997-C1 Class D
 7.120% due 06/18/29                                350            326
Midland Realty Acceptance Corp.
 Series 1996-C2 Class A2
 7.233% due 01/25/29                                125            124
Morgan Stanley Capital I, Inc.
 Series 1998-HF1 Class A2
 6.520% due 01/15/08                                125            119
Norwest Asset Securities Corp.
 Series 1998-14 Class A2
 6.500% due 06/25/13                                329            318
Residential Funding Mortgage
 Securities II
 Series 1997-HS5 Class M1
 7.010% due 05/25/27                                 50             48
                                                             ---------
                                                                30,868
                                                             ---------

UNITED STATES GOVERNMENT AGENCIES - 2.8%
Federal Home Loan Mortgage Corp.
 6.300% due 06/01/04                              1,000            967
 5.750% due 03/15/09                                825            751
Federal National Mortgage Association
 5.625% due 05/14/04                                875            834
                                                             ---------
                                                                 2,552
                                                             ---------

UNITED STATES GOVERNMENT
TREASURIES - 12.5%
United States Treasury Bonds
 11.250% due 02/15/15                               350            516
 9.250% due 02/15/16                                250            324
 8.750% due 08/15/20                                300            386
 8.125% due 05/15/21 (f)                          1,250          1,525
 8.000% due 11/15/21                                800            967
 6.625% due 02/15/27 (f)                            705            749
United States Treasury Notes
 5.500% due 08/31/01                              1,775          1,755
 6.625% due 04/30/02                                125            125
 3.625% due 07/15/02                                863            857
 7.875% due 11/15/04                              1,375          1,456
 3.375% due 01/15/07                              2,125          2,038
 6.000% due 08/15/09                                500            497
                                                             ---------
                                                                11,195
                                                             ---------

YANKEE BONDS - 2.5%
Amvescap PLC
 6.600% due 05/15/05                                 50             47
British Sky Broadcasting Group PLC
 6.875% due 02/23/09                                200            176
 8.200% due 07/15/09                                175            164
Colt Telecom Group PLC
 Step Up Bond
  Zero Coupon due 12/15/06 (c)                      150            132
Domtar, Inc.
 8.750% due 08/01/06                                100            104
Edperbrascan Corp.
 7.125% due 12/16/03                                 50             47
Innova S de R.L
 12.875% due 04/01/07                                30             28

46 Core Bond Fund

CORE BOND FUND

                                                       June 30, 2000 (Unaudited)

                                              PRINCIPAL       MARKET
                                               AMOUNT         VALUE
                                                (000)         (000)
                                                  $             $
                                             -----------     --------

Korea Development Bank
 9.600% due 12/01/00                            1,000          1,007
National Australia Bank, Ltd.
 Series A
 8.600% due 05/19/10                              200            210
Royal Caribbean Cruises, Ltd.
 8.125% due 07/28/04                              125            120
Stagecoach Holdings PLC
 8.625% due 11/15/09                              275            222
                                                           ---------
                                                               2,257
                                                           ---------

TOTAL LONG-TERM INVESTMENTS
(cost $92,077)                                                90,743
                                                           ---------

                                                NUMBER
                                                  OF
                                                SHARES
                                            -------------

PREFERRED STOCKS - 0.2%
Equity Office Property Trust Series B           1,500             63
Global Crossing Holdings, Ltd.                    800             77
                                                           ---------

TOTAL PREFERRED STOCKS
(cost $149)                                                      140
                                                           ---------

                                              PRINCIPAL
                                               AMOUNT
                                                (000)
                                                  $
                                            -------------
SHORT-TERM INVESTMENTS - 10.7%
Cox Communications Inc.
 6.810% due 07/17/00 (a)                        1,700       1,695
Frank Russell Investment Company
 Money Market Fund,
 due on demand (a)                              7,848       7,848
United States Treasury Notes
 5.125% due 08/31/00 (a)                          130         130
                                                        ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $9,673)                                               9,673
                                                        ---------

TOTAL INVESTMENTS - 111.8%
(identified cost $101,899)                                100,556

OTHER ASSETS AND LIABILITIES, NET,                        (10,612)
INCLUDING OPTIONS WRITTEN - (11.8%)                     ---------

NET ASSETS - 100.0%                                        89,944
                                                        =========

(a) At amortized cost, which approximates market.
(b) Forward commitment.
(c) Adjustable or floating rate security.
(d) Issuer in default.
(e) Perpetual floating rate note.
(f) Held as collateral in connection with futures contracts purchased (sold) and options written by the Fund.

Abbreviations:
REMIC -  Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust
TBA - To Be Announced Security

  See accompanying notes which are an integral part of the financial statements.


                                                               Core Bond Fund 47

CORE BOND FUND

                                                       June 30, 2000 (Unaudited)


                                                          UNREALIZED
                                         NUMBER          APPRECIATION
                                           OF           (DEPRECIATION)
                                        CONTRACTS           (000)
FUTURES CONTRACTS                      -----------     ----------------

LONG POSITIONS
Eurodollar Futures
 expiration date 03/01                         22         $         4

United States Treasury Notes
 10 Year Futures
 expiration date 09/00                         44                 125

SHORT POSITIONS
United States Treasury Notes
 5 Year Futures
 expiration date 09/00                         19                  (7)
                                                          -----------

Total Unrealized Appreciation
 (Depreciation) on Open
 Futures Contracts                                        $       122
                                                          ===========

                                         NOTIONAL            MARKET
                                          AMOUNT              VALUE
                                          (000)               (000)
                                            $                   $
OPTIONS WRITTEN                        ----------            --------


Eurodollar Futures
 Dec 95.25 Put                                 10                  --
 Mar 93.00 Call                                30                   6
 Mar 93.25 Call                                 8                   1
 Mar 92.75 Put                                  5                   1
Eurodollar Mid Curve 1 Year Future
 Mar 92.50 Put                                 30                   4
United States Treasury Bonds
 Aug 100.00 Call                               12                   4
 Aug 94.00 Put                                  2                   1
                                                          -----------
Total Liability For Options Written                                17
 (premiums received $22)
                                                          ===========

See accompanying notes which are an integral part of the financial statements.

48 Core Bond Fund

CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        June 30, 2000 (Unaudited)

ASSETS
Investments at market (identified cost $101,899)  ................................   $ 100,556
Receivables:
 Dividends and interest ..........................................................       1,218
 Investments sold ................................................................       1,081
 Fund shares sold ................................................................          16
 Daily variation margin on futures contracts .....................................           3
Deferred organization expenses ...................................................           2
Prepaid expenses .................................................................           1
                                                                                     ---------

   Total assets ..................................................................     102,877

LIABILITIES
Payables:
 Investments purchased (regular settlement)  .........................   $     980
 Investments purchased (delayed settlement)  .........................      11,835
 Fund shares redeemed ................................................          13
 Accrued fees to affiliates ..........................................           1
 Other accrued expenses ..............................................          87
Options written, at market value (premiums received $22)..............          17
                                                                         ---------

   Total liabilities .............................................................      12,933
                                                                                     ---------

NET ASSETS .......................................................................   $  89,944
                                                                                     =========

NET ASSETS CONSIST OF:
Undistributed net investment income ..............................................   $   1,372
Accumulated net realized gain (loss)  ............................................      (2,052)
Unrealized appreciation (depreciation) on:
 Investments .....................................................................      (1,343)
 Futures contracts ...............................................................         122
 Options written .................................................................           5
Shares of beneficial interest ....................................................          91
Additional paid-in capital .......................................................      91,749
                                                                                     ---------

NET ASSETS .......................................................................   $  89,944
                                                                                     =========
NET ASSET VALUE, offering and redemption price per share:
 ($89,944,045 divided by 9,128,709 shares of $.01 par value
   shares of beneficial interest outstanding)  ...................................   $    9.85
                                                                                     =========

  See accompanying notes which are an integral part of the financial statements.

                                                               Core Bond Fund 49

CORE BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  Six Months Ended June 30, 2000 (Unaudited)

INVESTMENT INCOME
 Interest ...............................................................        $ 2,851
 Dividends ..............................................................            137
 Dividends from Money Market Fund .......................................             59
                                                                                 -------

   Total investment income ..............................................          3,047

EXPENSES
 Management fees ..............................................   $   256
 Custodian fees ...............................................        69
 Transfer agent fees ..........................................         2
 Professional fees ............................................        13
 Registration fees ............................................         8
 Trustees' fees ...............................................         8
 Amortization of deferred organization expenses ...............         1
 Miscellaneous ................................................         6
                                                                  -------

 Expenses before reductions ...................................       363
 Expense reductions ...........................................       (17)
                                                                  -------

   Expenses, net ........................................................            346
                                                                                 -------

Net investment income ...................................................          2,701
                                                                                 -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments ..................................................      (550)
 Futures contracts ............................................        34
 Options written ..............................................        18
 Foreign currency-related transactions ........................        13           (485)
                                                                  -------
Net change in unrealized appreciation (depreciation) on:
 Investments ..................................................       892
 Futures contracts ............................................       132
 Options written ..............................................         5          1,029
                                                                  -------        -------

Net realized and unrealized gain (loss)  ................................            544
                                                                                 -------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...................        $ 3,245
                                                                                 =======

See accompanying notes which are an integral part of the financial statements.

50 Core Bond Fund

CORE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                             SIX MONTHS ENDED
                                                                               JUNE 30, 2000      YEAR ENDED
                                                                                (UNAUDITED)    DECEMBER 31, 1999
                                                                           ----------------- --------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income .................................................         $  2,701          $  3,342
 Net realized gain (loss)  .............................................             (485)           (1,435)
 Net change in unrealized appreciation (depreciation)  .................            1,029            (2,251)
                                                                                 --------          --------

   Net increase (decrease) in net assets from operations ...............            3,245              (344)
                                                                                 --------          --------

DISTRIBUTIONS
 From net investment income ............................................           (1,329)           (3,428)
 From net realized gain ................................................               --              (911)
 Tax return of capital .................................................               --            (1,152)
                                                                                 --------          --------

   Net decrease in net assets from distributions .......................           (1,329)           (5,491)
                                                                                 --------          --------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions .........            4,408            57,150
                                                                                 --------          --------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ............................            6,324            51,315

NET ASSETS
 Beginning of period ...................................................           83,620            32,305
                                                                                 --------          --------
 End of period (including undistributed net investment income of
   $1,372 at June 30, 2000)  ...........................................         $ 89,944          $ 83,620
                                                                                 ========          ========

  See accompanying notes which are an integral part of the financial statements.

                                                               Core Bond Fund 51

CORE BOND FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                            YEARS ENDED DECEMBER 31,
                                                                                      ------------------------------------
                                                                            2000*        1999          1998         1997**
                                                                         ---------     ---------     ---------    --------
NET ASSET VALUE, BEGINNING OF PERIOD ..............................      $    9.64     $   10.68     $   10.45     $  10.00
                                                                         ---------     ---------     ---------     --------

INCOME FROM OPERATIONS
 Net investment income (a)  .......................................            .30           .59           .56          .64
 Net realized and unrealized gain (loss)  .........................            .05          (.65)          .19          .30
                                                                         ---------     ---------     ---------     --------

   Total income from operations ...................................            .35          (.06)          .75          .94
                                                                         ---------     ---------     ---------     --------

DISTRIBUTIONS
 From net investment income .......................................           (.14)         (.61)         (.47)        (.49)
 From net realized gain ...........................................             --          (.16)         (.05)          --
 Tax return of capital ............................................             --          (.21)           --           --
                                                                         ---------     ---------     ---------     --------

   Total distributions ............................................           (.14)         (.98)         (.52)        (.49)
                                                                         ---------     ---------     ---------     --------

NET ASSET VALUE, END OF PERIOD ....................................      $    9.85     $    9.64     $   10.68     $  10.45
                                                                         =========     =========     =========     ========

TOTAL RETURN (%)(b)  ..............................................           3.68          (.61)         7.38         9.73

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)  ........................         89,944        83,620        32,305        8,523

 Ratios to average net assets (%)(c):
   Operating expenses, net ........................................            .80           .80           .80          .80
   Operating expenses, gross ......................................            .84           .86          1.28         2.20
   Net investment income ..........................................           6.25          5.77          5.34         6.38

 Portfolio turnover rate (%)  .....................................         107.03        139.06         75.95        53.86

*    For the six months ended June 30, 2000 (Unaudited).
** For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

52  Core Bond Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS

                                                       June 30, 2000 (Unaudited)

                                                          MARKET
                                              NUMBER       VALUE
                                                OF         (000)
                                              SHARES         $
                                             --------     --------

COMMON STOCKS (b) - 90.4%
APARTMENT - 23.2%
Amli Residential Properties Trust             27,800           655
Apartment Investment & Management Co.
 Class A                                      65,500         2,833
Archstone Communities Trust                   43,550           917
Avalonbay Communities, Inc.                   75,500         3,152
Brookfield Properties Corp.                   25,200           335
Camden Property Trust                         17,900           526
Equity Residential Properties Trust           61,500         2,829
Essex Property Trust, Inc.                    26,500         1,113
Post Properties, Inc.                         28,400         1,250
Smith (Charles E.) Residential
 Realty, Inc.                                 34,300         1,303
Summit Properties, Inc.                       11,500           242
Sun Communities, Inc.                          6,600           221
United Dominion Realty Trust, Inc.            40,000           440
                                                           -------
                                                            15,816
                                                           -------

HEALTH CARE - 3.5%
Health Care Property Investors, Inc.          46,400         1,264
Manor Care, Inc. (a)                          40,900           286
Nationwide Health Properties, Inc.            61,100           852
                                                           -------
                                                             2,402
                                                           -------

HOTELS/LEISURE - 6.0%
Golf Trust of America, Inc.                    3,700            59
Hospitality Properties Trust                  20,000           451
Host Marriott Corp.                           45,500           427
Starwood Hotels & Resorts Worldwide,
 Inc                                          97,700         3,181
                                                           -------
                                                             4,118
                                                           -------

LEASING - 0.7%
Franchise Finance Corp. of America             6,800           156
MeriStar Hospitality Corp.                    16,300           343
                                                           -------
                                                               499
                                                           -------

OFFICE/INDUSTRIAL - 38.7%
AMB Property Corp.                            60,500         1,380
Arden Realty Group, Inc.                     104,600         2,458
Boston Properties, Inc.                       52,500         2,028
Cabot Industrial Trust                         8,300           163
CarrAmerica Realty Corp.                      13,900           368
Cousins Properties, Inc.                      10,600           408
Crescent Real Estate Equities, Inc.           46,900           961
Duke-Weeks Realty Corp.                       30,336           679
Equity Office Properties Trust               178,949         4,932
First Industrial Realty Trust, Inc.            9,600           283
Frontline Capital Group (a)                   21,200           452
Highwoods Properties, Inc.                    40,600           974
Kilroy Realty Corp.                           17,500           454
Liberty Property Trust                        43,400         1,126
Mack-Cali Realty Corp.                        71,300         1,832
Pacific Gulf Properties, Inc.                  8,500           213
Prentiss Properties Trust                     48,000         1,152
ProLogis Trust                                99,200         2,114
PS Business Parks, Inc.                        7,200           173
Reckson Associates Realty Corp.               46,300         1,100
SL Green Realty Corp.                         21,400           572
Spieker Properties, Inc.                      49,500         2,277
Trizec Hahn Corp.                             14,600           261
                                                           -------
                                                            26,360
                                                           -------

OUTLET CENTERS - 0.4%
Chelsea GCA Realty, Inc.                       7,900           273
                                                           -------

REGIONAL MALLS - 8.1%
General Growth Properties, Inc.               61,000         1,937
Macerich Co. (The)                            30,500           673
Rouse Co. (The)                               22,600           559
Simon Property Group, Inc.                    55,100         1,223
Taubman Centers, Inc.                         18,900           208
Urban Shopping Centers, Inc.                  27,300           920
                                                           -------
                                                             5,520
                                                           -------

SELF STORAGE - 2.4%
Public Storage, Inc.                          62,700         1,470
Shurgard Storage Centers, Inc. Class A         7,900           178
                                                           -------
                                                             1,648
                                                           -------

SHOPPING CENTER - 7.4%
Bradley Real Estate, Inc.                     17,100           364
Federal Realty Investment Trust               35,200           704
Kimco Realty Corp.                            23,600           968
Philips International Realty Corp.             8,200           142
Regency Realty Corp.                          13,400           318
Vornado Realty Trust                          72,800         2,530
                                                           -------
                                                             5,026
                                                           -------

TOTAL COMMON STOCKS
(cost $60,283)                                              61,662
                                                           -------

54 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

                                                       June 30, 2000 (Unaudited)

                                       PRINCIPAL      MARKET
                                        AMOUNT        VALUE
                                         (000)        (000)
                                           $            $
                                       --------     --------


SHORT-TERM INVESTMENTS - 8.9%
Frank Russell Investment Company
 Money Market Fund,
 due on demand (c)                      6,058        6,058
                                                ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $6,058)                                        6,058
                                                ----------

TOTAL INVESTMENTS - 99.3%
(identified cost $66,341)                           67,720

OTHER ASSETS AND LIABILITIES,
NET - 0.7%                                             481
                                                ----------


NET ASSETS - 100.0%                                 68,201
                                                ==========

(a)  Nonincome-producing security.

(b) All common stocks held are Real Estate Investment Trusts (REIT) with the exception of the following:
        Brookfield Properties Corp.
        Frontline Capital Group
        Manor Care, Inc.
        Starwood Hotels & Resorts Worldwide, Inc.
        Trizec Hahn Corp.

(c)  At amortized cost, which approximates market.

  See accompanying notes which are an integral part of the financial statements.

                                                  Real Estate Securities Fund 55

REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        June 30, 2000 (Unaudited)


ASSETS
Investments at market (identified cost $66,341) .............................      $ 67,720
Receivables:
 Dividends ..................................................................           514
 Investments sold ...........................................................           263
 Fund shares sold ...........................................................            31
                                                                                   --------
   Total assets .............................................................        68,528

LIABILITIES
Payables:
 Investments purchased ........................................      $    220
 Accrued fees to affiliates ...................................            52
 Other accrued expenses .......................................            55
                                                                     --------
   Total liabilities ........................................................           327
                                                                                   --------

NET ASSETS ..................................................................      $ 68,201
                                                                                   ========

NET ASSETS CONSIST OF:
Undistributed net investment income .........................................      $    905
Accumulated net realized gain (loss) ........................................        (1,649)
Unrealized appreciation (depreciation) on investments .......................         1,379
Shares of beneficial interest ...............................................            70
Additional paid-in capital ..................................................        67,496
                                                                                   --------
NET ASSETS ..................................................................      $ 68,201
                                                                                   ========

NET ASSET VALUE, offering and redemption price per share:
 ($68,201,386 divided by 7,012,273 shares of $.01 par value
   shares of beneficial interest outstanding) ...............................      $   9.73
                                                                                   ========

See accompanying notes which are an integral part of the financial statements.

56 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  Six Months Ended June 30, 2000 (Unaudited)


INVESTMENT INCOME
 Dividends ...............................................................      $ 1,915
 Dividends from Money Market Fund ........................................           89
                                                                                -------

   Total investment income ...............................................        2,004

EXPENSES
 Management fees ............................................      $   254
 Custodian fees .............................................           42
 Transfer agent fees ........................................            6
 Professional fees ..........................................           10
 Registration fees ..........................................            8
 Trustees' fees .............................................            8
 Miscellaneous ..............................................           12
                                                                   -------
   Total expenses ........................................................          340
                                                                                -------
Net investment income ....................................................        1,664
                                                                                -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ..................................         (946)
Net change in unrealized appreciation (depreciation) on investments ......        6,297
                                                                                -------
Net realized and unrealized gain (loss)  .................................        5,351
                                                                                -------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ....................      $ 7,015
                                                                                =======


  See accompanying notes which are an integral part of the financial statements.

                                                  Real Estate Securities Fund 57

REAL ESTATE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                              SIX MONTHS ENDED     APRIL 30, 1999*
                                                                                JUNE 30, 2000            TO
                                                                                 (UNAUDITED)      DECEMBER 31, 1999
                                                                              --------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income .........................................................   $  1,664            $  1,970
 Net realized gain (loss)  .....................................................       (946)               (703)
 Net change in unrealized appreciation (depreciation)  .........................      6,297              (4,918)
                                                                                   --------            --------
   Net increase (decrease) in net assets from operations .......................      7,015              (3,651)
                                                                                   --------            --------

DISTRIBUTIONS
 From net investment income ....................................................       (759)             (1,970)
 Tax return of capital .........................................................         --                (670)
                                                                                   --------            --------
   Net decrease in net assets from distributions ...............................       (759)             (2,640)
                                                                                   --------            --------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions .................      6,627              61,609
                                                                                   --------            --------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ....................................     12,883              55,318

NET ASSETS
 Beginning of period ...........................................................     55,318                  --
                                                                                   --------            --------
End of perod (including undistributed net investment income
  of $905 at June 30, 2000)  ...................................................   $ 68,201            $ 55,318
                                                                                   ========            ========

*    Commencement of operations.

See accompanying notes which are an integral part of the financial statements.

58 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.
                                                          2000*        1999**
                                                       ----------   ----------

NET ASSET VALUE, BEGINNING OF PERIOD ..............    $     8.81   $    10.00
                                                       ----------   ----------

INCOME FROM OPERATIONS
 Net investment income (a)  .......................           .25          .35
 Net realized and unrealized gain (loss)  .........           .78        (1.08)
                                                       ----------   ----------

   Total income from operations ...................          1.03         (.73)
                                                       ----------   ----------

DISTRIBUTIONS
 From net investment income .......................          (.11)        (.34)
 Tax return of capital ............................         --            (.12)
                                                       ----------   ----------

   Total distributions ............................          (.11)        (.46)
                                                       ----------   ----------

NET ASSET VALUE, END OF PERIOD ....................    $     9.73   $     8.81
                                                       ==========   ==========

TOTAL RETURN (%)(b)  ..............................         11.87        (7.26)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)  ........        68,201       55,318

 Ratios to average net assets (%)(c):
   Operating expenses .............................          1.12         1.15
   Net investment income ..........................          5.50         5.84

 Portfolio turnover rate (%)  .....................         29.30        23.98

*    For the six months ended June 30, 2000 (Unaudited).
** For the period April 30, 1999 (commencement of operations) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                  Real Estate Securities Fund 59

RUSSELL INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2000 (Unaudited)

1.   ORGANIZATION

     Russell Insurance Funds (the "Investment Company") is a series mutual fund with five investment portfolios, referred to as "Funds." These financial statements report on the Funds, each of which has distinct investment objectives and strategies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

     SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     International equity and fixed income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     Short-term investments held by the Funds maturing within 60 days of the valuation date are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     AMORTIZATION AND ACCRETION: All premiums and discounts, including original issue discounts, for the Funds are amortized/ accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

     It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds. From November 1, 1999 to December 31, 1999, the Non-US, Core Bond and Real Estate Securities Funds incurred net realized capital losses of $353,830, $189,912 and $481,589, respectively. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ending December 31, 2000.

     At December 31, 1999, the Core Bond Fund and the Real Estate Securities Fund had net tax basis capital loss carryforwards of $1,192,480 and $54,901, respectively. Their respective expiration dates are December 31, 2007.

60  Notes to Financial Statements

RUSSELL INSURANCE FUNDS

June 30, 2000 (Unaudited)

     The aggregate cost of investments and the compostion of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2000 are as follows:

                                                                        NET
                                        GROSS          GROSS        UNREALIZED
                        FEDERAL TAX   UNREALIZED     UNREALIZED    APPRECIATION
                           COST      APPRECIATION  (DEPRECIATION) (DEPRECIATION)
                        -----------  ------------  -------------- --------------
Multi-Style Equity     $255,911,690  $ 33,319,686  $(13,189,687)   $ 20,129,999
Aggressive Equity        94,706,100    13,183,507    (5,621,103)      7,562,404
Non-US                  182,401,931    24,389,927    (8,222,482)     16,167,445
Core Bond               102,093,259       442,814    (1,980,006)     (1,537,192)
Real Estate Securities   66,507,519     3,420,708    (2,208,519)      1,212,189



     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays dividends annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

     The timing and characterization of certain income, capital gain distributions, and return of capital are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make a reclassification among certain of its capital accounts without impacting its net asset value.

     EXPENSES: The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: Organization costs of the Funds, incurred prior to the adoption of SOP 98-5 at June 30, 1998, have been deferred and are being amortized over 60 months on a straight-line basis.

     FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

     (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

     (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-US Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

     It is not practical to isolate that portion of the results of operations of the Non-US Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Non-US Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

                                                Notes to Financial Statements 61

RUSSELL INSURANCE FUNDS

June 30, 2000 (Unaudited)

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

     The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market like" returns with their excess and liquidity reserve cash balances. Hedging is used by some funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that allow them to meet their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Non-US Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that is recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at June 30, 2000 are presented on the Statement of Net Assets for the Non-US Fund.

     FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

     When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

     The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

62 Notes to Financial Statements

RUSSELL INSURANCE FUNDS

June 30, 2000 (Unaudited)

     FUTURES CONTRACTS: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.   INVESTMENT TRANSACTIONS

     SECURITIES: During period ended June 30, 2000, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                    PURCHASES           SALES
                                  ------------       ------------
     Multi-Style Equity           $269,812,821       $246,703,976
     Aggressive Equity             116,000,539        115,152,757
     Non-US                        108,536,248         85,979,762
     Core Bond                      26,267,965         16,364,433
     Real Estate Securities         22,817,738         15,922,134


     Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                                    PURCHASES           SALES
                                  ------------        -----------
     Core Bond                    $118,165,141        $77,013,755


     OPTIONS WRITTEN: Fund transactions in written options for the period ended June 30, 2000 are as follows:

                                                     WRITTEN OPTIONS
                                          NOTIONAL AMOUNT         PREMIUMS
                                               (000)              RECEIVED
                                          ---------------       -------------
     CORE BOND
        Outstanding December 31, 1999       $          --         $        --
        Opened                                        239              66,635
        Closed                                        (21)            (11,646)
        Exercised                                     (21)             (3,731)
        Expired                                      (100)            (29,573)
                                           ---------------       ------------
        Outstanding June 30, 2000           $          97        $     21,685
                                            =============        ============

4.   RELATED PARTIES

     ADVISOR: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company, a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

     The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund. As of June 30, 2000, $36,300,000 of the Money Market Fund's net assets represents investments by the Funds.

                                                Notes to Financial Statements 63

RUSSELL INSURANCE FUNDS

June 30, 2000 (Unaudited)

     For the period ended June 30, 2000, the management fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $3,039,843 before waivers and/or reimbursements. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the following table, of the average daily net assets of the applicable Fund.

                           ANNUAL RATE                              ANNUAL RATE
                          -------------                            -------------

     Multi-Style Equity       0.78%         Core Bond                  0.60%
     Aggressive Equity        0.95          Real Estate Securities     0.85
     Non-US                   0.95


     FRIMCo calculates its management fee based on average daily net assets for each Fund, less any management fee incurred on the Fund's assets invested in the Frank Russell Investment Company Money Market Fund (see Note 5) thereby eliminating any duplication of fees.

     FRIMCo has contractually agreed to waive a portion of its management fee for each Fund, up to the full amount of its fee, to the extent the Fund's operating expenses exceed specified limits imposed by FRIMCo on an annual basis. Additionally, FRIMCo has contractually agreed to reimburse each Fund for all remaining expenses, after fee waivers, that still exceed their respective expense caps. There were no reimbursements for the period ended June 30, 2000.

     The expense caps and waivers as of June 30, 2000 were as follows:

                                           EXPENSE            ADVISORY
                                             CAP             FEES WAIVED
                                        -------------     -----------------
     Multi-Style Equity                     0.92%           $     15,189
     Aggressive Equity                      1.25                  20,503
     Non-US                                 1.30                  66,765
     Core Bond                              0.80                  17,221
     Real Estate Securities                 1.15                      --


     ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytical services used by FRIMCo.

     TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the period ended June 30, 2000 were $13,670.

     DISTRIBUTOR: Russell Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

     BROKERAGE COMMISSIONS: The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price and commissions. Upon completion of such transactions, Frank Russell Securities, Inc. will refund up to 70% of the commissions paid by the Fund after reimbursement for research services provided to FRIMCo. Amounts retained by Frank Russell Securities, Inc. for the period ended June 30, 2000 for the Multi-Style Equity Fund were $45,158, for the Aggressive Equity Fund were $16,254, and for the Non-US Fund were $30,145.

     Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $12,000 per year plus out-of-pocket expenses. Total Trustee expenses for the period ended June 30, 2000 were $41,770, and were allocated to each Fund, where appropriate, on a prorata basis.

64 Notes to Financial Statements

RUSSELL INSURANCE FUNDS

June 30, 2000 (Unaudited)

     BENEFICIAL INTEREST: As of June 30, 2000, FRIMCo and the Funds had five client relationships, the largest being Northwestern Mutual Life Insurance Company, that represented more than 5% of the total outstanding shares of the respective Funds.

                                               CLIENT RELATIONSHIP
                                                   PERCENTAGES
                                    ----------------------------------------
     Multi-Style Equity               27.2%   24.4%   22.1%   10.3%   5.6%
     Aggressive Equity                33.3    29.0    11.7    10.9     --
     Non-US                           49.9    22.0    12.2    8.4      --
     Core Bond                        34.6    23.5    18.3    9.9      --
     Real Estate Securities           76.1    15.7      --     --      --

5.   FUND SHARE TRANSACTIONS

     Share transactions for the period ended June 30, 2000 and year ended December 31, 1999, were as follows:

                                                                   SHARES                               DOLLARS (000)
                                                          ---------------------------        -------------------------------
                                                            2000               1999                2000              1999
                                                          ---------        ------------      ------------       -------------
     MULTI-STYLE EQUITY
      Proceeds from shares sold                           3,951,592         11,745,128        $    62,338        $   189,719
      Proceeds from reinvestment of distributions           573,641            939,137              8,735             14,695
      Payments for shares redeemed                       (3,685,280)          (278,205)           (58,967)            (4,463)
                                                         -----------        -----------       ------------       ------------
      Total net increase (decrease)                         839,953         12,406,060        $    12,106        $   199,951
                                                         ===========        ==========        ============       ============

     AGGRESSIVE EQUITY
      Proceeds from shares sold                           1,913,340          5,674,972        $    25,578        $    69,088
      Proceeds from reinvestment of distributions           201,257             43,364              2,682                533
      Payments for shares redeemed                       (1,952,006)          (234,243)           (26,030)            (2,837)
                                                         -----------         ----------       ------------       ------------
      Total net increase (decrease)                         162,591          5,484,093        $     2,230        $    66,784
                                                         ===========         ==========       ===========        ============

     NON-US
      Proceeds from shares sold                           3,540,514         11,717,694        $    47,413        $   138,551
      Proceeds from reinvestment of distributions           469,904            421,468              6,353              5,606
      Payments for shares redeemed                       (2,363,206)          (290,553)           (31,205)            (3,569)
                                                         -----------        -----------       ------------       ------------
      Total net increase (decrease)                       1,647,212         11,848,609        $    22,561        $   140,588
                                                         ==========         ==========        ===========        ===========

     CORE BOND
      Proceeds from shares sold                           1,912,215          5,515,116        $    18,488        $    55,881
      Proceeds from reinvestment of distributions           136,287            554,482              1,329              5,491
      Payments for shares redeemed                       (1,596,043)          (419,365)           (15,409)            (4,222)
                                                         -----------         ----------       ------------       ------------
      Total net increase (decrease)                         452,459          5,650,233        $     4,408        $    57,150
                                                         ===========         ==========       ============       ============

     REAL ESTATE SECURITIES*
      Proceeds from shares sold                             974,684          6,055,783        $     8,912        $    59,679
      Proceeds from reinvestment of distributions            85,814            301,212                759              2,640
      Payments for shares redeemed                         (328,848)           (76,372)            (3,044)              (710)
                                                          ----------        -----------       ------------       ------------
      Total net increase (decrease)                         731,650          6,280,623        $     6,627        $    61,609
                                                          ==========        ===========       ============       ============

 * Share transactions for 1999 are for the period April 30, 1999 (commencement of operations) to December 31, 1999.

                                                Notes to Financial Statements 65

RUSSELL INSURANCE FUNDS

June 30, 2000 (Unaudited)

6.   DIVIDENDS
     On July 3, 2000, the Board of Trustees declared the following dividends payable on July 7, 2000, to shareholders of record on July 5, 2000:


                                   NET INVESTMENT
                                       INCOME
                                 -------------------
     Multi-Style Equity             $   0.0175
     Aggressive Equity                  0.0052
     Core Bond                          0.1487
     Real Estate Securities             0.1260

66 Notes to Financial Statements

RUSSELL INSURANCE FUNDS
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001


TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Paul Anton, PhD
 William E. Baxter
 Kristianne Blake
 Lee C. Gingrich
 Eleanor W. Palmer
 Raymond P. Tennison, Jr.

TRUSTEES EMERITUS
 George F. Russell, Jr.

OFFICERS
 Lynn L. Anderson, Chairman of the Board and President
 Peter Apanovitch, Manager of Short Term Investment Funds
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Randall P. Lert, Director of Investments
 Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) RUSSEL4
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 1001 4th Avenue Plaza
 Suite 4200
 Seattle, WA 98154

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS
MULTI-STYLE EQUITY FUND
 Alliance Capital Management L.P., Minneapolis, MN
 Barclay's Global Fund Advisors, San Francisco, CA
 Peachtree Asset Management, Atlanta, GA
 Sanford C. Bernstein & Co., Inc., New York, NY
 Strong Capital Management, Inc., Menomonee Falls, WI
 Turner Investment Partners, Inc., Berwyn, PA
 Westpeak Investment Advisors, L.P., Boulder, CO

AGGRESSIVE EQUITY FUND
 CapitalWorks Investment Partners, LLC, San Diego, CA
 Geewax, Terker & Company, Phoenixville, PA
 Jacobs Levy Equity Management, Inc., Roseland, NJ
 Westpeak Investment Advisors, L.P., Boulder, CO

NON-US FUND
 J.P. Morgan Investment Management, Inc., New York, NY
 Montgomery Asset Management, LLC, San Francisco, CA
 Oechsle International Advisors, Boston, MA
 The Boston Company Asset Management, Inc., Boston, MA

REAL ESTATE SECURITIES FUND
 AEW Capital Management, L.P., Boston, MA
 Cohen & Steers Capital Management, New York, NY
 Security Capital Global Capital Management Group Incorporated, Chicago, IL

CORE BOND FUND
 Pacific Investment Management Company, Newport Beach, CA
 Standish, Ayer & Wood, Inc., Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  67

[LOGO OF FRANK RUSSELL]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com